UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Disciplined Equity Fund

Shares	Description	Value (†)
Common Stocks – 99.5% of Net Assets
	Aerospace & Defense – 1.8%
4,538	Precision Castparts Corp.(b)	$631,735

	Automobiles – 3.2%
32,529	Ford Motor Co.(c)	546,162
15,673	General Motors Co.(c)	577,707

		1,123,869

	Beverages – 4.9%
45,769	Coca-Cola Enterprises, Inc.	1,145,598
8,929	PepsiCo, Inc.	583,332

		1,728,930

	Biotechnology – 1.5%
6,345	Alexion Pharmaceuticals, Inc.(c)	511,090

	Capital Markets – 1.5%
4,731	Franklin Resources, Inc.	526,134

	Commercial Banks – 2.1%
23,489	Wells Fargo & Co.	727,924

	Communications Equipment – 5.1%
33,174	Cisco Systems, Inc.(c)	671,110
22,309	QUALCOMM, Inc.	1,104,072

		1,775,182

	Computers & Peripherals – 6.8%
5,001	Apple, Inc.(c)	1,613,122
14,186	NetApp, Inc.(b)(c)	779,663

		2,392,785

	Consumer Finance – 2.7%
22,255	American Express Co.(b)	955,185

	Diversified Financial Services – 3.8%
31,476	JPMorgan Chase & Co.(b)	1,335,212

	Diversified Telecommunication Services – 3.1%
19,285	AT&T, Inc.	566,593
67,831	Qwest Communications International, Inc.	516,194

		1,082,787

	Electric Utilities – 3.0%
22,002	Northeast Utilities	701,424
14,065	PPL Corp.	370,191

		1,071,615

	Energy Equipment & Services – 2.6%
22,420	Halliburton Co.(b)	915,409

	Health Care Providers & Services – 5.3%
11,067	Community Health Systems, Inc.(c)	413,574

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
10,258	Express Scripts, Inc.(b)(c)	$554,445
24,322	UnitedHealth Group, Inc.	878,267

		1,846,286

	Hotels, Restaurants & Leisure – 3.0%
17,257	Starwood Hotels & Resorts Worldwide, Inc.	1,048,880

	Household Products – 2.5%
13,497	Procter & Gamble Co. (The)	868,262

	Insurance – 5.0%
21,929	MetLife, Inc.	974,525
32,658	Unum Group	790,977

		1,765,502

	Internet & Catalog Retail – 1.5%
1,309	Priceline.com, Inc.(b)(c)	523,011

	Internet Software & Services – 3.9%
2,321	Google, Inc., Class A(c)	1,378,604

	Machinery – 9.4%
10,849	Cummins, Inc.	1,193,498
10,076	Eaton Corp.	1,022,815
12,635	Parker Hannifin Corp.(b)	1,090,401

		3,306,714

	Metals & Mining – 1.9%
5,614	Freeport-McMoRan Copper & Gold, Inc.(b)	674,185

	Multiline Retail – 2.1%
13,238	Dollar Tree, Inc.(c)	742,387

	Oil, Gas & Consumable Fuels – 9.4%
4,570	Anadarko Petroleum Corp.	348,051
18,312	Chevron Corp.	1,670,970
66,952	El Paso Corp.	921,260
3,991	Noble Energy, Inc.	343,545

		3,283,826

	Paper & Forest Products – 1.8%
23,838	International Paper Co.	649,347

	Personal Products – 2.4%
10,455	Estee Lauder Cos., Inc. (The), Class A	843,718

	Pharmaceuticals – 3.9%
11,106	Allergan, Inc.	762,649
28,539	Mylan, Inc.(c)	603,029

		1,365,678

	Software – 4.4%
48,962	Oracle Corp.	1,532,511

	Textiles, Apparel & Luxury Goods – 0.9%
4,496	Fossil, Inc.(c)	316,878

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $30,098,162)	$34,923,646

Principal Amount
Short-Term Investments – 2.1%
$727,571	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $727,571 on 1/03/2011 collateralized by $740,000 Federal Home Loan Mortgage Corp., 1.250% due 9/30/2013 valued at $742,775 including accrued interest(d) (Identified Cost $727,571)	727,571

	Total Investments – 101.6% (Identified Cost $30,825,733)(a)	35,651,217
	Other assets less liabilities – (1.6)%	(546,805)

	Net Assets – 100.0%	$35,104,412

Shares
Written Options – (0.1%)
	Options on Securities – (0.1%)
5,600	American Express Co., Call expiring February 19, 2011 at 47(e)	(2,296)
5,100	Express Scripts, Inc., Call expiring February 19, 2011 at 57.50(e)	(3,366)
1,700	Freeport-McMoRan Copper & Gold, Inc., Call expiring February 19, 2011 at 124(e)	(8,160)
1,700	Freeport-McMoRan Copper & Gold, Inc., Call expiring February 19, 2011 at 130(e)	(4,684)
11,200	Halliburton Co., Call expiring January 22, 2011 at 44(e)	(2,576)
7,700	JPMorgan Chase & Co., Call expiring February 19, 2011 at 46(e)	(3,426)
3,200	Parker Hannifin Corp., Call expiring February 19, 2011 at 95(e)	(1,440)
1,100	Precision Castparts Corp., Call expiring January 22, 2011 at 150(e)	(330)
300	Priceline.com, Inc., Call expiring January 22, 2011 at 430(e)	(750)
3,500	NetApp, Inc., Call expiring February 19, 2011 at 60(e)	(4,025)

	Total Written Options (Premiums Received $35,089)	$(31,053)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $30,825,733 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,951,202
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(125,718)

Net unrealized appreciation	$4,825,484

At September 30, 2010, the Fund had a capital loss carryforward of $5,349,229 of which $2,229,424 expires on September 30, 2017 and $3,119,805 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(e)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund is not party to any over-the-counter options at December 31, 2010.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,923,646	$—	$—	$34,923,646
Short-Term Investments	—	727,571	—	727,571

Total	$34,923,646	$727,571	$—	$35,651,217

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Written Options	$(31,053)	$—	$—	$(31,053)

*	Major categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended December 31, 2010, the Fund engaged in written call option transactions for hedging purposes.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2010	1,156	$87,891
Options written	1,778	177,244
Options terminated in closing purchase transactions	(2,252)	(209,587)
Options exercised	(75)	(4,349)
Options expired	(196)	(16,110)

Outstanding at 12/31/2010	411	$35,089

Industry Summary at December 31, 2010 (Unaudited)

Machinery	9.4%
Oil, Gas & Consumable Fuels	9.4
Computers & Peripherals	6.8
Health Care Providers & Services	5.3
Communications Equipment	5.1
Insurance	5.0
Beverages	4.9
Software	4.4
Internet Software & Services	3.9
Pharmaceuticals	3.9
Diversified Financial Services	3.8
Automobiles	3.2
Diversified Telecommunication Services	3.1
Electric Utilities	3.0
Hotels, Restaurants & Leisure	3.0
Consumer Finance	2.7
Energy Equipment & Services	2.6
Household Products	2.5
Personal Products	2.4
Multiline Retail	2.1
Commercial Banks	2.1
Other Investments, less than 2% each	10.9
Short-Term Investments	2.1

Total Investments	101.6
Other assets less liabilities (including written options)	(1.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Global Markets Fund

Shares	Description	Value (†)
Common Stocks – 65.9% of Net Assets
	Belgium – 1.1%
72,166	Anheuser-Busch InBev NV	$4,123,478

	Bermuda – 1.0%
32,723	Credicorp Ltd.	3,891,092

	Brazil – 5.5%
215,800	Hypermarcas SA(b)	2,928,900
136,500	Iguatemi Empresa de Shopping Centers SA	3,412,500
140,300	Lojas Renner SA	4,766,819
231,200	Mills Estruturas e Servicos de Engenharia SA	2,869,109
237,600	Natura Cosmeticos SA	6,825,990

		20,803,318

	British Virgin Islands – 0.8%
87,403	Mail.ru Group Ltd., GDR, 144A(b)	3,017,152

	Canada – 0.1%
9,996	Valeant Pharmaceuticals International, Inc.	282,787

	Cayman Islands – 3.2%
45,490	Baidu, Inc., Sponsored ADR(b)	4,391,150
55,836	Sina Corp.(b)	3,842,633
1,698,800	Wynn Macau Ltd.	3,793,395

		12,027,178

	Chile – 2.1%
48,588	Banco Santander Chile, ADR	4,541,521
307,299	S.A.C.I. Falabella	3,440,698

		7,982,219

	Denmark – 1.7%
58,067	Novo Nordisk A/S, Class B	6,542,091

	Germany – 4.7%
49,609	Bayerische Motoren Werke AG	3,908,519
99,597	Daimler AG, (Registered)(b)	6,739,172
57,575	Siemens AG, (Registered)	7,132,032

		17,779,723

	Hong Kong – 1.6%
717,000	Hang Lung Properties Ltd.	3,332,833
472,000	Li & Fung Ltd.	2,759,808

		6,092,641

	Japan – 0.9%
23,400	FANUC Ltd.	3,576,838

	Korea – 2.3%
30,965	Hyundai Motor Co.(b)	4,727,717

Shares	Description	Value (†)
Common Stocks – continued
	Korea – continued
11,373	LG Chem Ltd.(b)	$3,915,847

		8,643,564

	Mexico – 0.9%
1,453,200	Genomma Lab Internacional SA de CV, Class B(b)	3,527,687

	Spain – 1.1%
58,920	Industria de Diseno Textil SA (Inditex)	4,410,341

	Sweden – 1.5%
221,379	Atlas Copco AB, Class A	5,588,374

	Switzerland – 1.4%
41,437	Sonova Holding AG, (Registered)	5,341,496

	Taiwan – 1.4%
170,000	HTC Corp.	5,240,895

	Turkey – 0.9%
1,134,606	Yapi ve Kredi Bankasi AS(b)	3,556,381

	United Kingdom – 5.7%
210,253	Antofagasta PLC	5,320,064
1,214,765	ARM Holdings PLC	8,291,075
308,057	Standard Chartered PLC	8,316,227

		21,927,366

	United States – 28.0%
31,697	Amazon.com, Inc.(b)	5,705,460
96,922	American Express Co.	4,159,892
49,649	Apple, Inc.(b)	16,014,782
54,863	Caterpillar, Inc.	5,138,469
78,853	Cognizant Technology Solutions Corp., Class A(b)	5,779,136
37,700	Cummins, Inc.	4,147,377
56,272	Deere & Co.	4,673,390
1,679	Dex One Corp.(b)	12,525
56,593	Estee Lauder Cos., Inc. (The), Class A	4,567,055
31,050	F5 Networks, Inc.(b)	4,041,468
80,652	FMC Technologies, Inc.(b)	7,170,769
141,651	General Motors Co.(b)	5,221,256
8,183	Google, Inc., Class A(b)	4,860,457
955	Hawaiian Telcom Holdco, Inc.(b)	26,740
61,708	Jones Lang LaSalle, Inc.	5,178,535
85,174	NetApp, Inc.(b)	4,681,163
26,433	NetFlix, Inc.(b)	4,644,278
28,918	Precision Castparts Corp.	4,025,675
77,310	QUALCOMM, Inc.	3,826,072
50,598	Salesforce.com, Inc.(b)	6,678,936
299	SuperMedia, Inc.(b)	2,604
26,818	Vertex Pharmaceuticals, Inc.(b)	939,435
58,329	VMware, Inc., Class A(b)	5,186,031

		106,681,505

	Total Common Stocks (Identified Cost $190,815,222)	251,036,126

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 27.8%
Non-Convertible Bonds – 26.4%
		Argentina – 0.3%
$256,965		Argentina Government International Bond, 8.280%, 12/31/2033	$238,335
190,000		Pan American Energy LLC, 7.875%, 5/07/2021, 144A	201,875
570,000		Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	574,275

			1,014,485

		Australia – 0.1%
250,000		New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	258,252
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	149,321

			407,573

		Bermuda – 0.0%
100,000		Noble Group Ltd., 6.750%, 1/29/2020, 144A	110,752

		Brazil – 0.9%
200,000		Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	219,500
400,000		Banco Santander Brasil, 4.500%, 4/06/2015, 144A	408,026
1,578,480	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	945,415
473,544	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	284,162
200,000		Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	220,000
1,800,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,126,084
129,000		Telemar Norte Leste SA, 5.500%, 10/23/2020, 144A	124,163

			3,327,350

		Canada – 0.7%
2,265,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	2,339,035
180,000		Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	190,536
50,000		Nortel Networks Ltd., 6.875%, 9/01/2023(c)	11,000
100,000		Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A	112,500
100,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	104,202

			2,757,273

		Cayman Islands – 0.9%
200,000		Embraer Overseas Ltd., 6.375%, 1/24/2017	209,500
119,000		Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	124,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$100,000	Hutchison Whampoa International Ltd., 7.625%, 4/09/2019, 144A	$119,953
100,000	LPG International, Inc., 7.250%, 12/20/2015	111,570
700,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	724,500
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	178,925
200,000	MBPS Finance Co., 11.250%, 11/15/2015, 144A	197,300
200,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	208,000
200,000	Odebrecht Finance Ltd., 7.000%, 4/21/2020, 144A	215,000
320,000	Petrobras International Finance Co., 5.875%, 3/01/2018	340,742
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	315,121
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	589,590
200,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	209,000

		3,544,151

	Chile – 0.1%
185,000	Celulosa Arauco y Constitucion SA, 5.000%, 1/21/2021, 144A	181,802
250,000	E.CL SA, 5.625%, 1/15/2021, 144A	247,665

		429,467

	Colombia – 0.0%
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	123,698
40,000	Republic of Colombia, 8.125%, 5/21/2024	50,500

		174,198

	France – 0.2%
150,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	199,974
240,000	Veolia Environnement, EMTN, 4.000%, 2/12/2016, (EUR)	332,102
25,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	34,933

		567,009

	Germany – 0.7%
200,000	Bertelsmann AG, 4.750%, 9/26/2016, (EUR)	281,326
975,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)(d)	1,309,459
650,000	Republic of Germany, 4.000%, 4/13/2012, (EUR)	905,805

		2,496,590

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	India – 0.2%
$500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	$501,831
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	100,256

		602,087

	Indonesia – 0.2%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	218,500
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	416,659
1,500,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	206,487

		841,646

	Italy – 0.1%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	313,970
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	136,989

		450,959

	Jersey – 0.0%
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	166,824

	Korea – 0.3%
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	180,909
400,000,000	Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	364,399
260,000	SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	271,700
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	155,648

		972,656

	Luxembourg – 0.1%
100,000	CSN Resources SA, 6.500%, 7/21/2020, 144A	105,500
200,000	Gazprom Via Gaz Capital SA, 5.092%, 11/29/2015, 144A	205,000
125,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	103,728
10,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	8,583

		422,811

	Mexico – 0.8%
195,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	180,375
145,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	137,750

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
$200,000		BBVA Bancomer SA, 7.250%, 4/22/2020, 144A	$211,561
200,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	226,500
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	304,588
42,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	363,274
116,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	1,037,613
100,000		Mexichem SAB de CV, 8.750%, 11/06/2019, 144A	116,250
330,000		Petroleos Mexicanos, 8.000%, 5/03/2019	397,650
200,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	228,500

			3,204,061

		Netherlands – 0.2%
50,000		British American Tobacco Holdings BV, 4.000%, 7/07/2020, (EUR)	65,686
200,000		Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	221,000
200,000		Listrindo Capital BV, 9.250%, 1/29/2015, 144A	225,574
100,000		Myriad International Holding BV, 6.375%, 7/28/2017, 144A	104,740
50,000		OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	69,488

			686,488

		New Zealand – 0.2%
600,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	482,228
500,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	410,537

			892,765

		Norway – 0.3%
635,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	114,445
6,360,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	1,163,260

			1,277,705

		Peru – 0.0%
450,000		Republic of Peru, 7.840%, 8/12/2020, 144A, (PEN)	182,902

		Poland – 0.2%
95,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	104,145
1,700,000		Poland Government International Bond, 5.000%, 10/24/2013, (PLN)	575,654

			679,799

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Qatar – 0.1%
$100,000	Qatar Government International Bond, 4.000%, 1/20/2015, 144A	$103,500
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.500%, 9/30/2014, 144A	269,252

		372,752

	Singapore – 0.7%
1,400,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	1,115,252
1,555,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	1,266,532
150,000	STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	161,625

		2,543,409

	South Africa – 0.3%
450,000	Edcon Proprietary Ltd., 4.276%, 6/15/2014, (EUR)(e)	505,122
130,000	Edcon Proprietary Ltd., 4.276%, 6/15/2014, 144A, (EUR)(e)	145,924
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	393,794

		1,044,840

	Supranationals – 0.3%
305,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	337,473
31,250,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	699,220

		1,036,693

	Sweden – 0.2%
2,210,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	375,719
3,020,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)(d)	477,168

		852,887

	Thailand – 0.1%
330,000	True Move Co. Ltd., 10.375%, 8/01/2014	351,450
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	106,500

		457,950

	Turkey – 0.2%
200,000	Akbank TAS, 5.125%, 7/22/2015, 144A	202,000
600,000	Republic of Turkey, 4.000%, 4/29/2015, (TRY)	446,175

		648,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Arab Emirates – 0.6%
$400,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	$396,934
400,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	443,038
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	459,772
300,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	290,214
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	212,675
250,000	Mubadala Development Co., GMTN, 7.625%, 5/06/2019, 144A	294,397

		2,097,030

	United Kingdom – 0.6%
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	355,223
100,000	BAT International Finance PLC, 5.875%, 3/12/2015, (EUR)	148,864
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	222,639
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	101,697
200,000	Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	281,237
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	138,362
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	348,656
300,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	497,248
100,000	Virgin Media Secured Finance PLC, 7.000%, 1/15/2018, (GBP)	165,265

		2,259,191

	United States – 16.7%
155,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	122,450
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	270,492
60,000	Ally Financial, Inc., 6.875%, 8/28/2012	62,700
63,000	Ally Financial, Inc., 7.000%, 2/01/2012	65,205
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	58,988
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	136,418
1,946,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,096,815
100,000	American General Finance Corp., MTN, 5.750%, 9/15/2016	77,500
100,000	American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	94,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$300,000	American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	$282,375
400,000	American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	363,000
200,000	American General Finance Corp., Series J, MTN, 5.900%, 9/15/2012	189,000
400,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	323,000
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	65,954
31,782	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(b)	30,193
145,000	Avnet, Inc., 6.000%, 9/01/2015	155,096
200,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	240,558
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	14,972
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,307
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,057
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	60,133
700,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.340%, 9/15/2015(e)	695,271
2,335,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.320%, 1/15/2016(e)	2,314,803
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	15,075
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	75,938
79,617	CIT Group, Inc., 7.000%, 5/01/2013	81,209
119,429	CIT Group, Inc., 7.000%, 5/01/2014	120,623
119,429	CIT Group, Inc., 7.000%, 5/01/2015	119,728
199,049	CIT Group, Inc., 7.000%, 5/01/2016	199,795
278,673	CIT Group, Inc., 7.000%, 5/01/2017	279,370
120,000	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	161,536
300,000	Comcast Corp., 5.650%, 6/15/2035	291,440
985,955	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	985,955
190,000	CSX Corp., 6.250%, 3/15/2018	217,961
265,000	Cummins, Inc., 5.650%, 3/01/2098	207,179
160,000	Cummins, Inc., 7.125%, 3/01/2028	174,587
309,402	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	315,590

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$292,535	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	$302,774
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	40,950
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,250
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,440
250,000	Exelon Corp., 4.900%, 6/15/2015	266,608
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	153,000
25,000	Ford Motor Co., 6.375%, 2/01/2029	23,813
50,000	Ford Motor Co., 6.625%, 2/15/2028	48,375
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,036,587
40,000	Ford Motor Co., 7.125%, 11/15/2025	39,800
835,000	Ford Motor Co., 7.450%, 7/16/2031	894,494
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,050
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,412,225
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	908,047
905,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,011,300
80,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	84,200
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	49,073
205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	212,800
600,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	497,533
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	800,316
3,375,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	3,653,437
35,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	39,506
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	599,812
405,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	498,150
455,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	465,190
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	73,786
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	155,925
20,000	HCA, Inc., 5.750%, 3/15/2014	19,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$90,000	HCA, Inc., 6.375%, 1/15/2015	$88,425
225,000	HCA, Inc., 7.050%, 12/01/2027	196,312
245,000	HCA, Inc., 7.190%, 11/15/2015	240,100
90,000	HCA, Inc., 7.500%, 12/15/2023	82,575
250,000	HCA, Inc., 7.500%, 11/06/2033	230,000
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,243,200
395,000	HCA, Inc., 8.360%, 4/15/2024	388,087
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	178,913
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	69,188
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	483,865
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	112,642
80,000	International Lease Finance Corp., 8.250%, 12/15/2020	82,400
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	236,250
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	89,063
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	60,288
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	348,806
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	125,969
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	916,050
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	31,588
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	871,625
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,925
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	58,240
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	15,488
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,438
95,000	Jefferies Group, Inc., 6.250%, 1/15/2036	85,101
375,000	Jefferies Group, Inc., 8.500%, 7/15/2019	428,768
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	185,250
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	12,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	$14,775
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,051,850
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	53,625
15,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	13,800
10,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	9,925
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	251,100
410,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	376,175
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	373,694
500,000	New Albertson’s, Inc., 7.450%, 8/01/2029	375,000
50,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	35,000
15,000	News America, Inc., 6.400%, 12/15/2035	16,116
935,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	936,169
30,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	30,075
250,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(f)	100,000
35,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)	23,800
50,000	Ohio Edison Co., 6.875%, 7/15/2036	54,630
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	598,403
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	551,216
150,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	203,953
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	42,500
47,000	Pulte Group, Inc., 5.200%, 2/15/2015	45,708
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	399,600
695,000	Pulte Group, Inc., 6.375%, 5/15/2033	524,725
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,324,987
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	607,750
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	396,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	60,600
560,000	Qwest Corp., 6.875%, 9/15/2033	550,200

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
$115,000		Qwest Corp., 7.250%, 9/15/2025	$120,750
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	89,417
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	20,795
1,600	(††††)	SLM Corp., 6.000%, 12/15/2043	32,444
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	114,682
35,000		SLM Corp., MTN, 5.125%, 8/27/2012	35,726
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	228,590
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	8,500
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	117,296
75,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	75,370
30,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	30,529
20,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	15,693
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	649,601
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	257,250
420,000		Sprint Capital Corp., 6.900%, 5/01/2019	414,750
110,000		Sprint Capital Corp., 8.750%, 3/15/2032	111,100
26,000		Sprint Nextel Corp., 6.000%, 12/01/2016	25,123
265,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	212,000
250,000		Textron, Inc., 3.875%, 3/11/2013, (EUR)	331,117
100,000		Toll Brothers Finance Corp., 5.150%, 5/15/2015	102,223
375,000		Toys R Us, Inc., 7.375%, 10/15/2018	367,500
3,150,000		TXU Corp., Series P, 5.550%, 11/15/2014	1,913,625
2,570,000		TXU Corp., Series Q, 6.500%, 11/15/2024	950,900
30,000		TXU Corp., Series R, 6.550%, 11/15/2034	10,650
5,350,000		U.S. Treasury Bond, 4.250%, 11/15/2040	5,263,062
7,250,000		U.S. Treasury Note, 0.875%, 1/31/2012	7,290,498
462,710		UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	534,430
770,000		United States Steel Corp., 6.650%, 6/01/2037	646,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$50,000	USG Corp., 6.300%, 11/15/2016	$43,750
230,000	USG Corp., 9.750%, 1/15/2018	223,100
5,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,402
140,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	157,099
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	102,779
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	111,670
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	120,968
45,000	Weyerhaeuser Co., 6.950%, 10/01/2027	44,187
50,000	Weyerhaeuser Co., 7.375%, 3/15/2032	50,544
230,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	271,478
74,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	83,106
24,000	Xerox Capital Trust I, 8.000%, 2/01/2027	24,420
125,000	Xerox Corp., 6.750%, 2/01/2017	144,436
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,914

		63,596,495

	Uruguay – 0.1%
3,682,239	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	185,523
4,192,261	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	240,335

		425,858

	Total Non-Convertible Bonds (Identified Cost $94,133,421)	100,544,831

Convertible Bonds – 1.4%
	United States – 1.4%
125,000	Ford Motor Co., 4.250%, 11/15/2016	249,844
745,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	697,506
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,348,594
430,000	iStar Financial, Inc., 0.790%, 10/01/2012(e)	382,700
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	347,206
440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	418,000
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	202,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
$200,000	NII Holdings, Inc., 3.125%, 6/15/2012	$196,250
375,000	Omnicare, Inc., 3.750%, 12/15/2025	418,125
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	613,812
40,000	Trinity Industries, Inc., 3.875%, 6/01/2036	37,950
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	179,200

	Total Convertible Bonds (Identified Cost $4,591,708)	5,091,825

Municipals – 0.0%
	United States – 0.0%
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(f) (Identified Cost $134,987)	84,407

	Total Bonds and Notes (Identified Cost $98,860,116)	105,721,063

Bank Loans – 0.0%
	United States – 0.0%
28,697	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(h)(i)	28,835
40,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.539%, 3/13/2014(h)	37,787
2,676	Sungard Data Systems, Inc., Tranche A, 2.013%, 2/28/2014(h)	2,606
56,937	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(h)	38,821

	Total Bank Loans (Identified Cost $140,733)	108,049

Shares	Description	Value (†)
Preferred Stocks – 0.4%
Convertible Preferred Stock – 0.2%
	United States – 0.2%
820	Lucent Technologies Capital Trust I, 7.750% (Identified Cost $590,508)	726,520

Non-Convertible Preferred Stock – 0.2%
	United States – 0.2%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	644,554

	Total Preferred Stocks (Identified Cost $735,874)	1,371,074

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 5.1%
$3,360	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2010 at 0.000% to be repurchased at $3,360 on 1/03/2011 collateralized by $5,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $5,190 including accrued interest(j)	$3,360
19,528,633	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $19,528,633 on 1/03/2011 collateralized by $20,020,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $19,919,900 including accrued interest(j)	19,528,633

	Total Short-Term Investments (Identified Cost $19,531,993)	19,531,993

	Total Investments – 99.2% (Identified Cost $310,083,938)(a)	377,768,305
	Other assets less liabilities – 0.8%	3,048,826

	Net Assets – 100.0%	$380,817,131

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At December 31, 2010, approximately 26% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.
The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $310,167,625 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$	71,725,088
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(4,124,408)

Net unrealized appreciation		$67,600,680

At September 30, 2010, the Fund had a capital loss carryforward of $92,892,411 of which $54,290,711 expires on September 30, 2017 and $38,601,700 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Non-income producing security.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	All or a portion of this security is held as collateral for forward foreign currency contracts.
(e)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(f)	Illiquid security. At December 31, 2010, the value of these securities amounted to $387,045 or 0.1% of net assets.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(i)	All or a portion of interest payment is paid-in-kind.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $15,536,825 or 4.1% of net assets.
ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nouveau Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation/ (Depreciation)
Buy[1]	08/23/2011	Chinese Renminbi	5,600,000	$852,096	$14,149
Buy[1]	08/23/2011	Chinese Renminbi	6,030,000	917,524	(6,897)
Buy[2]	03/21/2011	Malaysian Ringgit	1,250,000	403,393	6,819
Buy[1]	03/02/2011	Polish Zloty	1,200,000	403,875	18,544
Buy[3]	03/14/2011	South Korean Won	870,000,000	763,819	(1,689)
Buy[4]	03/14/2011	South Korean Won	780,000,000	684,803	(2,119)

Total					$28,807

[1]	Counterparty is Morgan Stanley.
[2]	Counterparty is JPMorgan Chase.
[3]	Counterparty is Credit Suisse.
[4]	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$4,123,478	$—	$4,123,478
Bermuda	3,891,092	—	—	3,891,092
Brazil	20,803,318	—	—	20,803,318
British Virgin Islands	—	3,017,152	—	3,017,152
Canada	282,787	—	—	282,787
Cayman Islands	8,233,783	3,793,395	—	12,027,178
Chile	7,982,219	—	—	7,982,219
Denmark	—	6,542,091	—	6,542,091
Germany	—	17,779,723	—	17,779,723
Hong Kong	—	6,092,641	—	6,092,641
Japan	—	3,576,838	—	3,576,838
Korea	—	8,643,564	—	8,643,564
Mexico	3,527,687	—	—	3,527,687
Spain	—	4,410,341	—	4,410,341
Sweden	—	5,588,374	—	5,588,374
Switzerland	—	5,341,496	—	5,341,496
Taiwan	—	5,240,895	—	5,240,895
Turkey	—	3,556,381	—	3,556,381
United Kingdom	—	21,927,366	—	21,927,366

United States	106,681,505	—	—	106,681,505

Total Common Stocks	151,402,391	99,633,735	—	251,036,126

Bonds and Notes
Non-Convertible Bonds
Korea	—	608,257	364,399	972,656
Supranationals	—	337,473	699,220	1,036,693
United States	32,444	63,411,051	153,000	63,596,495
All Other Non-convertible Bonds*	—	34,938,987	—	34,938,987

Total Non-Convertible Bonds	32,444	99,295,768	1,216,619	100,544,831

Convertible Bonds*	—	5,091,825	—	5,091,825
Municipals*	—	84,407	—	84,407

Total Bonds and Notes	32,444	104,472,000	1,216,619	105,721,063

Bank Loans*	—	108,049	—	108,049
Preferred Stocks
Convertible Preferred Stocks*	726,520	—	—	726,520
Non-Convertible Preferred Stocks*	—	644,554	—	644,554

Total Preferred Stocks	726,520	644,554	—	1,371,074

Short-Term Investments	—	19,531,993	—	19,531,993

Total Investments	152,161,355	224,390,331	1,216,619	377,768,305

Forward Foreign Currency Contracts (unrealized appreciation)*	—	39,512	—	39,512

Total	$152,161,355	$224,429,843	$1,216,619	$377,807,817

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(10,705)	$—	$(10,705)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
Korea	$368,686	$—	$—	$(4,287)	$—	$—	$—	$364,399
Supranationals	—	—	—	9,786	689,434	—	—	699,220
United States	—	300	—	11,325	—	141,375	—	153,000

Total	$368,686	$300	$—	$16,824	$689,434	$141,375	$—	$1,216,619

A debt security valued at $141,375 was transferred from Level 2 to Level 3 during the period ended December 31, 2010. At September 30, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund; at December 31, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. For the period ended December 31, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2010, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(2,119)	—
Credit Suisse	(1,689)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2010, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $39,512 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $32,615.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	6.6%
Machinery	6.1
Computers & Peripherals	5.4
Automobiles	5.4
Commercial Banks	5.3
Internet Software & Services	4.2
Personal Products	3.8
Communications Equipment	3.4
Real Estate Management & Development	3.1
Software	3.1
Pharmaceuticals	2.8
Internet & Catalog Retail	2.7
Semiconductors & Semiconductor Equipment	2.4
Multiline Retail	2.2
Automotive	2.2
Non-Captive Diversified	2.1
Other Investments, less than 2% each	33.3
Short-Term Investments	5.1

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

Currency Exposure at December 31, 2010 (Unaudited)

United States Dollar	59.9%
Euro	8.6
British Pound	6.2
Brazilian Real	6.1
Hong Kong Dollar	2.6
South Korean Won	2.5
Other, less than 2% each	13.3

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.3% of Net Assets
	Air Freight & Logistics – 7.9%
75,328	Expeditors International of Washington, Inc.	$4,112,909
61,729	United Parcel Service, Inc., Class B	4,480,291

		8,593,200

	Beverages – 3.9%
41,631	Coca-Cola Co. (The)	2,738,071
20,443	Diageo PLC, Sponsored ADR	1,519,528

		4,257,599

	Biotechnology – 6.4%
76,866	Amgen, Inc.(b)	4,219,943
40,413	Biogen Idec, Inc.(b)	2,709,692

		6,929,635

	Capital Markets – 8.2%
14,890	Franklin Resources, Inc.	1,655,917
73,020	Legg Mason, Inc.	2,648,436
190,689	SEI Investments Co.	4,536,491

		8,840,844

	Communications Equipment – 9.5%
265,399	Cisco Systems, Inc.(b)	5,369,022
97,969	QUALCOMM, Inc.	4,848,486

		10,217,508

	Consumer Finance – 3.8%
96,555	American Express Co.	4,144,141

	Energy Equipment & Services – 3.3%
39,538	Schlumberger Ltd.	3,301,423
11,023	Weatherford International Ltd.(b)	251,324

		3,552,747

	Food Products – 1.9%
163,152	Danone SA, Sponsored ADR	2,063,873

	Health Care Equipment & Supplies – 4.3%
44,378	Medtronic, Inc.	1,645,980
55,983	Zimmer Holdings, Inc.(b)	3,005,167

		4,651,147

	Household Products – 4.2%
24,281	Clorox Co. (The)	1,536,502
46,337	Procter & Gamble Co. (The)	2,980,859

		4,517,361

	Internet & Catalog Retail – 8.1%
37,721	Amazon.com, Inc.(b)	6,789,780
34,002	Blue Nile, Inc.(b)	1,940,154

		8,729,934

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 6.8%
12,434	Google, Inc., Class A(b)	$7,385,423

	IT Services – 7.0%
33,054	Automatic Data Processing, Inc.	1,529,739
85,530	Visa, Inc., Class A	6,019,601

		7,549,340

	Media – 2.3%
55,300	Omnicom Group, Inc.	2,532,740

	Multiline Retail – 0.4%
6,226	Target Corp.	374,369

	Pharmaceuticals – 5.6%
63,560	Merck & Co., Inc.	2,290,702
63,950	Novartis AG, ADR	3,769,853

		6,060,555

	Semiconductors & Semiconductor Equipment – 2.6%
47,551	Altera Corp.	1,691,864
30,646	Analog Devices, Inc.	1,154,435

		2,846,299

	Software – 11.0%
39,284	FactSet Research Systems, Inc.	3,683,268
81,354	Microsoft Corp.	2,271,404
190,838	Oracle Corp.	5,973,229

		11,927,901

	Specialty Retail – 2.1%
43,833	Home Depot, Inc. (The)	1,536,785
29,965	Lowe’s Cos., Inc.	751,522

		2,288,307

	Total Common Stocks (Identified Cost $91,013,836)	107,462,923

Principal Amount	Description	Value (†)
Short-Term Investments – 0.8%
$835,171	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $835,171 on 1/03/2011 collateralized by $860,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $855,700 including accrued interest(c) (Identified Cost $835,171)	835,171

	Total Investments – 100.1% (Identified Cost $91,849,007)(a)	108,298,094
	Other assets less liabilities – (0.1)%	(146,854)

	Net Assets – 100.0%	$108,151,240

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $91,849,007 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,367,691
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(918,604)

Net unrealized appreciation	$16,449,087

At September 30, 2010, the Fund had a capital loss carryforward of $98,017,821 of which $6,192,314 expires on September 30, 2011; $75,866 expires on September 30, 2016; $57,062,095 expires on September 30, 2017 and $34,687,546 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$107,462,923	$—	$—	$107,462,923
Short-Term Investments	—	835,171	—	835,171

Total	$107,462,923	$835,171	$—	$108,298,094

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Software	11.0%
Communications Equipment	9.5
Capital Markets	8.2
Internet & Catalog Retail	8.1
Air Freight & Logistics	7.9
IT Services	7.0
Internet Software & Services	6.8
Biotechnology	6.4
Pharmaceuticals	5.6
Health Care Equipment & Supplies	4.3
Household Products	4.2
Beverages	3.9
Consumer Finance	3.8
Energy Equipment & Services	3.3
Semiconductors & Semiconductor Equipment	2.6
Media	2.3
Specialty Retail	2.1
Other Investments, less than 2% each	2.3
Short-Term Investments	0.8

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.0% of Net Assets
Non-Convertible Bonds – 67.5%
	ABS Home Equity – 1.6%
$200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.711%, 1/25/2036(b)	$125,845
600,000	Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class M2, 0.761%, 9/25/2035(b)	340,252
523,564	Argent Securities, Inc., Series 2003-W3, Class M2, 2.961%, 9/25/2033(b)	350,260
700,000	Asset Backed Funding Certificates, Series 2006-HE1, Class A2B, 0.371%, 1/25/2037(b)	422,143
175,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-HE1, Class M1, 0.691%, 2/25/2036(b)	133,102
200,000	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.781%, 3/25/2035(b)	124,831
300,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.711%, 6/25/2035(b)	209,053
400,000	Park Place Securities, Inc., Series 2004-WCW2, Class M2, 0.911%, 10/25/2034(b)	299,767
575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.761%, 7/25/2035(b)	431,242
257,195	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.911%, 12/26/2034(b)	222,060

		2,658,555

	Aerospace & Defense – 0.0%
55,000	Oshkosh Corp., 8.250%, 3/01/2017	59,813

	Airlines – 1.1%
37,277	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	36,904
291,619	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	325,156
484,465	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	483,254
176,811	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	180,347
703,508	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	812,552

		1,838,213

	Automotive – 2.3%
40,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	41,850
450,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	703,349
420,000	Ford Motor Co., 6.375%, 2/01/2029	400,050
65,000	Ford Motor Co., 6.625%, 2/15/2028	62,887
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	1,180,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$40,000	Ford Motor Co., 7.500%, 8/01/2026	$40,400
150,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	167,619
635,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	600,075
565,000	Goodyear Tire & Rubber Co. (The), 8.250%, 8/15/2020	584,775

		3,781,355

	Banking – 2.0%
2,210,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	1,914,741
12,176,250,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A, (IDR)	1,302,899
80,000	National Australia Bank Ltd., 6.500%, 11/05/2015, (AUD)	80,189

		3,297,829

	Building Materials – 1.7%
50,000	Masco Corp., 6.500%, 8/15/2032	43,999
345,000	Masco Corp., 7.750%, 8/01/2029	338,139
2,440,000	USG Corp., 6.300%, 11/15/2016	2,135,000
100,000	USG Corp., 8.375%, 10/15/2018, 144A	98,000
65,000	USG Corp., 9.750%, 8/01/2014, 144A	68,575
75,000	USG Corp., 9.750%, 1/15/2018	72,750

		2,756,463

	Chemicals – 1.1%
855,000	Hercules, Inc., 6.500%, 6/30/2029	662,625
400,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	427,500
730,000	Reichhold Industries, Inc., 9.000%, 8/15/2014, 144A(c)	644,225

		1,734,350

	Collateralized Mortgage Obligations – 2.0%
391,981	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.521%, 1/25/2036(b)	244,711
101,995	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.264%, 10/25/2034(b)	78,829
239,451	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.611%, 9/25/2035(b)	150,229
358,303	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.873%, 11/25/2035(b)	318,521
505,240	Impac CMB Trust, Series 2005-3, Class A1, 0.501%, 8/25/2035(b)	356,990

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$196,905	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.965%, 4/25/2035(b)	$164,738
634,454	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.761%, 1/25/2036(b)	429,022
746,879	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.381%, 7/25/2037(b)(d)	319,693
447,169	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.765%, 3/25/2035(b)	304,503
299,697	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.696%, 3/25/2035(b)	263,047
762,194	Master Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.421%, 1/25/2047(b)	440,278
185,403	Sequoia Mortgage Trust, Series 2007-2, Class 1A1, 0.471%, 6/20/2036(b)	134,037

		3,204,598

	Commercial Mortgage-Backed Securities – 0.1%
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.804%, 9/15/2039(b)	102,889

	Construction Machinery – 0.7%
1,055,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,107,750

	Consumer Cyclical Services – 0.7%
675,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	543,375
475,000	West Corp., 8.625%, 10/01/2018, 144A	503,500

		1,046,875

	Consumer Products – 1.5%
1,970,000	Acco Brands Corp., 7.625%, 8/15/2015	1,970,000
145,000	NBTY, Inc., 9.000%, 10/01/2018, 144A	154,788
275,000	Visant Corp., 10.000%, 10/01/2017, 144A	292,187

		2,416,975

	Electric – 1.9%
35,000	AES Corp. (The), 8.000%, 10/15/2017	37,013
21,260	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	21,153
755,000	Calpine Corp., 7.500%, 2/15/2021, 144A	743,675
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	238,125
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	106,200
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	544,012
1,055,000	Edison Mission Energy, 7.625%, 5/15/2027	762,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	$56,000
195,000	TXU Corp., Series P, 5.550%, 11/15/2014	118,463
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	375,550
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	131,350

		3,133,778

	Food & Beverage – 0.9%
105,000	Dean Foods Co., 6.900%, 10/15/2017	91,088
750,000	Dean Foods Co., 7.000%, 6/01/2016	688,125
700,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	724,500

		1,503,713

	Gaming – 2.1%
1,365,000	Harrah’s Operating Co., Inc., 10.000%, 12/15/2018	1,245,562
470,000	MGM Resorts International, 5.875%, 2/27/2014	433,575
1,870,000	MGM Resorts International, 7.500%, 6/01/2016	1,748,450

		3,427,587

	Government Owned - No Guarantee – 0.7%
700,000	DP World Ltd., 6.850%, 7/02/2037, 144A	643,681
4,800,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	522,939

		1,166,620

	Healthcare – 3.5%
270,000	Gentiva Health Services, Inc., 11.500%, 9/01/2018	294,300
35,000	HCA, Inc., 7.050%, 12/01/2027	30,537
630,000	HCA, Inc., 7.500%, 12/15/2023	578,025
1,210,000	HCA, Inc., 7.500%, 11/06/2033	1,113,200
75,000	HCA, Inc., 7.690%, 6/15/2025	72,000
480,000	HCA, Inc., 8.360%, 4/15/2024	471,600
680,000	HCA, Inc., MTN, 7.580%, 9/15/2025	623,900
1,700,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,568,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,080,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$864,000

		5,615,812

	Home Construction – 3.2%
1,790,000	KB Home, 7.250%, 6/15/2018	1,700,500
515,000	Lennar Corp., 6.950%, 6/01/2018	489,250
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,319,900
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	373,725
380,000	Pulte Group, Inc., 7.875%, 6/15/2032	340,100

		5,223,475

	Independent Energy – 2.0%
620,000	Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	623,100
1,505,000	SandRidge Energy, Inc., 8.000%, 6/01/2018, 144A	1,527,575
1,065,000	Swift Energy Co., 7.125%, 6/01/2017	1,067,662

		3,218,337

	Industrial Other – 0.6%
215,000	Atkore International, Inc., 9.875%, 1/01/2018, 144A	223,600
530,000	Corp. Pesquera Inca SAC, 9.000%, 2/10/2017, 144A	568,584
140,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	127,400

		919,584

	Life Insurance – 0.6%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	915,736

	Local Authorities – 0.1%
85,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	86,985

	Lodging – 0.1%
170,000	Felcor Lodging LP, 10.000%, 10/01/2014	190,400

	Media Non-Cable – 1.9%
1,195,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	1,171,100
910,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	882,700
595,000	Clear Channel Communications, Inc., 6.250%, 3/15/2011	593,512

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Non-Cable – continued
$320,000	Intelsat SA, 11.250%, 2/04/2017	$348,800

		2,996,112

	Metals & Mining – 0.3%
360,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	324,000
125,000	United States Steel Corp., 7.000%, 2/01/2018	126,875

		450,875

	Non-Captive Consumer – 3.5%
300,000	American General Finance Corp., 3.250%, 1/16/2013, (EUR)	348,969
220,000	American General Finance Corp., MTN, 5.750%, 9/15/2016	170,500
600,000	American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	567,000
700,000	American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	658,875
600,000	American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	544,500
100,000	American General Finance Corp., Series J, MTN, 5.200%, 12/15/2011	97,125
100,000	American General Finance Corp., Series J, MTN, 5.625%, 8/17/2011	98,375
100,000	American General Finance Corp., Series J, MTN, 5.900%, 9/15/2012	94,500
1,400,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	1,130,500
1,040,000	Residential Capital LLC, 9.625%, 5/15/2015	1,050,400
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	8,500
715,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	561,025
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	254,644

		5,584,913

	Non-Captive Diversified – 3.4%
20,000	CIT Group, Inc., 7.000%, 5/01/2015	20,050
1,880,000	CIT Group, Inc., 7.000%, 5/01/2016	1,887,050
1,525,000	CIT Group, Inc., 7.000%, 5/01/2017	1,528,812
1,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	1,023,784
660,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)(e)	662,161
295,000	International Lease Finance Corp., 8.250%, 12/15/2020	303,850
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	68,900

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Non-Captive Diversified – continued
$10,000		iStar Financial, Inc., 5.875%, 3/15/2016	$8,613
15,000		iStar Financial, Inc., Series B, 5.950%, 10/15/2013	13,763

			5,516,983

		Oil Field Services – 1.7%
320,000		Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	325,600
825,000		Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	837,375
490,000		Basic Energy Services, Inc., 7.125%, 4/15/2016	475,300
350,000		Compagnie Generale de Geophysique-Veritas, 9.500%, 5/15/2016	381,500
265,000		Parker Drilling Co., 9.125%, 4/01/2018	276,925
385,000		Pioneer Drilling Co., 9.875%, 3/15/2018	407,138

			2,703,838

		Refining – 0.5%
150,000		Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	138,000
745,000		Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	659,325

			797,325

		Retailers – 1.3%
250,000		Dillard’s, Inc., 6.625%, 1/15/2018	243,750
105,000		Dillard’s, Inc., 7.130%, 8/01/2018	103,950
285,000		Dillard’s, Inc., 7.750%, 7/15/2026	265,050
105,000		Dillard’s, Inc., 7.750%, 5/15/2027	96,075
145,000		Dillard’s, Inc., 7.875%, 1/01/2023	139,925
1,285,000		Toys R Us, Inc., 7.375%, 10/15/2018	1,259,300

			2,108,050

		Sovereigns – 5.1%
502,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,351,751
50,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	51,975
4,750,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,971,611
7,970,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	39,274
10,551,520		Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	531,618

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
4,838,540	Uruguay Government International Bond, 4.250%, 4/05/2027, (UYU)	$264,840

		8,211,069

	Supermarkets – 1.4%
315,000	American Stores Co., 8.000%, 6/01/2026	269,325
750,000	New Albertson’s, Inc., 7.450%, 8/01/2029	562,500
955,000	New Albertson’s, Inc., 7.750%, 6/15/2026	735,350
130,000	New Albertson’s, Inc., 8.000%, 5/01/2031	97,500
15,000	New Albertson’s, Inc., 8.700%, 5/01/2030	12,038
735,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	514,500

		2,191,213

	Supranational – 4.9%
2,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	1,205,085
17,499,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	1,697,461
35,340,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	2,803,274
35,650,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	797,670
1,500,000,000	International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013, (KRW)	1,343,378

		7,846,868

	Technology – 2.7%
1,090,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	861,100
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,534,350
225,000	Buccaneer Merger Sub, Inc., 9.125%, 1/15/2019, 144A	232,313
840,000	First Data Corp., 8.250%, 1/15/2021, 144A	806,400
240,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	250,800
340,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(f)	231,200
560,000	Nortel Networks Ltd., 6.875%, 9/01/2023(f)	123,200
355,000	Xerox Capital Trust I, 8.000%, 2/01/2027	361,212

		4,400,575

	Textile – 0.2%
375,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	300,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 0.5%
$275,000	APL Ltd., 8.000%, 1/15/2024(c)	$188,375
640,000	Overseas Shipholding Group, 7.500%, 2/15/2024	555,200

		743,575

	Treasuries – 0.7%
59,170	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	38,447
50,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	39,534
175,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	131,084
150,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	151,166
275,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	262,438
325,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	306,683
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	240,600

		1,169,952

	Wireless – 2.5%
796,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	782,070
1,443,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	1,444,804
2,061,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,803,375
40,000	Sprint Capital Corp., 6.900%, 5/01/2019	39,500
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	20,200

		4,089,949

	Wirelines – 6.4%
120,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	114,000
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	981,000
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	102,700
530,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	526,025
370,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	346,875
1,611,153	FairPoint Communications, Inc., 13.125%, 4/02/2018(f)	145,004
95,000	Frontier Communications Corp., 7.000%, 11/01/2025	88,350
1,245,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,195,200
605,000	Frontier Communications Corp., 9.000%, 8/15/2031	621,637

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$770,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	$708,400
495,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	491,287
425,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	421,813
1,445,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	1,351,075
275,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	272,250
2,860,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	2,888,600
10,000	Qwest Corp., 6.875%, 9/15/2033	9,825

		10,264,041

	Total Non-Convertible Bonds (Identified Cost $101,412,616)	108,783,030

Convertible Bonds – 20.5%
	Airlines – 0.6%
980,000	UAL Corp., 4.500%, 6/30/2021	997,150

	Automotive – 2.4%
410,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	449,463
1,720,000	Ford Motor Co., 4.250%, 11/15/2016	3,437,850

		3,887,313

	Diversified Manufacturing – 2.2%
1,115,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	1,121,969
2,495,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,367,131

		3,489,100

	Healthcare – 2.3%
1,555,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	1,455,869
1,803,000	Omnicare, Inc., 3.250%, 12/15/2035	1,654,252
515,000	Omnicare, Inc., 3.750%, 12/15/2025	574,225

		3,684,346

	Independent Energy – 0.8%
640,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	498,400
130,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	116,025
785,000	Penn Virginia Corp., 4.500%, 11/15/2012	777,150

		1,391,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Metals & Mining – 0.4%
$555,000	Peabody Energy Corp., 4.750%, 12/15/2066	$718,031

	Pharmaceuticals – 4.0%
845,000	Amylin Pharmaceuticals, Inc., 3.000%, 6/15/2014	733,037
475,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	758,219
840,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	1,274,700
785,000	Kendle International, Inc., 3.375%, 7/15/2012	730,050
505,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,131,200
1,755,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,774,744

		6,401,950

	Technology – 6.1%
562,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	566,215
1,580,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,491,125
15,000	Ciena Corp., 0.250%, 5/01/2013	13,725
1,970,000	Ciena Corp., 0.875%, 6/15/2017	1,615,400
110,000	Ciena Corp., 3.750%, 10/15/2018, 144A	137,225
40,000	Ciena Corp., 4.000%, 3/15/2015	50,100
3,735,000	Intel Corp., 2.950%, 12/15/2035	3,720,994
1,330,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	1,265,162
820,000	Micron Technology, Inc., 1.875%, 6/01/2014	774,900
280,000	Nortel Networks Corp., 2.125%, 4/15/2014(f)	225,400

		9,860,246

	Textile – 0.1%
115,000	Iconix Brand Group, Inc., 1.875%, 6/30/2012	115,575

	Wirelines – 1.6%
2,235,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,123,250
459,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	457,853

		2,581,103

	Total Convertible Bonds (Identified Cost $26,946,720)	33,126,389

	Total Bonds and Notes (Identified Cost $128,359,336)	141,909,419

Principal Amount (‡)	Description	Value (†)
Bank Loans – 0.8%
	Media Non-Cable – 0.3%
$349,332	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(h)	$238,181
224,012	Tribune Company, Term Loan X, 5.000%, 6/04/2009(f)(h)(i)	150,088

		388,269

	Technology – 0.0%
2,342	Sungard Data Systems, Inc., Tranche A, 2.013%, 2/28/2014(h)	2,280

	Wireless – 0.0%
17,815	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(h)(j)	17,901

	Wirelines – 0.5%
763,371	FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(f)(h)	540,085
25,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.539%, 3/13/2014(h)	23,617
250,000	Level 3 Financing, Inc., Add on Term Loan, 11.500%, 3/13/2014(h)	269,533

		833,235

	Total Bank Loans (Identified Cost $1,338,024)	1,241,685

Shares	Description	Value (†)
Preferred Stocks – 3.7%
Convertible Preferred Stocks – 3.6%
	Automotive – 1.1%
16,100	Ford Motor Co. Capital Trust II, 6.500%	834,946
18,200	General Motors Co., Series B, 4.750%	984,802

		1,819,748

	Capital Markets – 1.4%
54,015	Newell Financial Trust I, 5.250%	2,268,630

	Diversified Financial Services – 0.1%
3,732	Sovereign Capital Trust IV, 4.375%	153,012

	Electric Utilities – 0.2%
6,475	AES Trust III, 6.750%	317,275

	Machinery – 0.1%
2,550	United Rentals Trust I, 6.500%	109,172

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Oil, Gas & Consumable Fuels – 0.2%
9,500	El Paso Energy Capital Trust I, 4.750%	$369,265

	Semiconductors & Semiconductor Equipment – 0.5%
799	Lucent Technologies Capital Trust I, 7.750%	707,914

	Total Convertible Preferred Stocks (Identified Cost $5,053,659)	5,745,016

Non-Convertible Preferred Stock – 0.1%
	Banking – 0.1%
274	Ally Financial, Inc., Series G, 7.000%, 144A (Identified Cost $68,285)	258,955

	Total Preferred Stocks (Identified Cost $5,121,944)	6,003,971

Common Stocks – 0.7%
	Biotechnology – 0.2%
8,147	Vertex Pharmaceuticals, Inc.(k)	285,389

	Chemicals – 0.0%
1,087	Ashland, Inc.	55,285

	Household Durables – 0.0%
1,775	KB Home	23,945

	Media – 0.0%
388	Dex One Corp.(k)	2,894
1,835	SuperMedia, Inc.(k)	15,983

		18,877

	Oil, Gas & Consumable Fuels – 0.3%
35,176	El Paso Corp.	484,022

	Pharmaceuticals – 0.2%
6,875	Merck & Co., Inc.	247,775

	Wireless – 0.0%
593	Hawaiian Telcom Holdco, Inc.(k)	16,604

	Total Common Stocks (Identified Cost $920,531)	1,131,897

Closed End Investment Companies – 0.0%
2,073	Morgan Stanley Emerging Markets Debt Fund, Inc.	21,766
1,772	Western Asset High Income Opportunity Fund, Inc.	10,774

	Total Closed End Investment Companies (Identified Cost $28,644)	32,540

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 6.1%
$19,828	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2010 at 0.000% to be repurchased at $19,828 on 1/03/2011 collateralized by $20,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $20,761 including accrued interest(l)	$19,828
9,864,279	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $9,864,279 on 1/03/2011 collateralized by $9,015,000 Federal Home Loan Mortgage Corp., 4.500% due 1/15/2014 valued at $10,062,994 including accrued interest(l)	9,864,279

	Total Short-Term Investments (Identified Cost $9,884,107)	9,884,107

	Total Investments – 99.3% (Identified Cost $145,652,586)(a)	160,203,619
	Other assets less liabilities – 0.7%	1,074,262

	Net Assets – 100.0%	$161,277,881

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $145,658,920 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,985,968
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,441,269)

Net unrealized appreciation	$14,544,699

At September 30, 2010, the Fund had a capital loss carryforward of $33,112 which expires on September 30, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $888,600 or 0.6% of net assets.
(d)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(e)	All or a portion of this security is held as collateral for open forward foreign currency contracts.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(i)	Issuer has filed for bankruptcy.
(j)	All or a portion of interest payment is paid-in-kind.
(k)	Non-income producing security.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $15,239,876 or 9.4% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contract.

At December 31, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Sell	Delivery Date	Currency	Units	Notional Value	Unrealized (Depreciation)
Sell(1)	01/31/2011	Euro	900,000	$1,202,615	$(30,122)

(1)	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Supranational	$—	$7,049,198	$797,670	$7,846,868
All Other Non-convertible Bonds*	—	100,936,162	—	100,936,162

Total Non-Convertible Bonds	—	107,985,360	797,670	108,783,030

Convertible Bonds*	—	33,126,389	—	33,126,389

Total Bonds and Notes	—	141,111,749	797,670	141,909,419

Bank Loans*	—	1,241,685	—	1,241,685
Preferred Stocks
Convertible Preferred Stocks
Automotive	1,819,748	—	—	1,819,748
Capital Markets	—	2,268,630	—	2,268,630
Diversified Financial Services	—	153,012	—	153,012
Electric Utilities	317,275	—	—	317,275
Machinery	—	109,172	—	109,172
Oil, Gas & Consumable Fuels	369,265	—	—	369,265
Semiconductors & Semiconductor Equipment	707,914	—	—	707,914

Total Convertible Preferred Stocks	3,214,202	2,530,814	—	5,745,016

Non-Convertible Preferred Stocks*	—	258,955	—	258,955

Total Preferred Stocks	3,214,202	2,789,769	—	6,003,971

Common Stocks*	1,131,897	—	—	1,131,897
Closed End Investment Companies	32,540	—	—	32,540
Short-Term Investments	—	9,884,107	—	9,884,107

Total	$4,378,639	$155,027,310	$797,670	$160,203,619

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(30,122)	$—	$(30,122)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds Supranational	$—	$—	$—	$11,164	$786,506	$—	$—	$797,670

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2010, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(30,122)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2010, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2010 (Unaudited)

Technology	8.8%
Wirelines	8.5
Automotive	5.8
Healthcare	5.8
Sovereigns	5.1
Supranational	4.9
Pharmaceuticals	4.2
Non-Captive Consumer	3.5
Non-Captive Diversified	3.4
Home Construction	3.2
Independent Energy	2.8
Wireless	2.5
Diversified Manufacturing	2.2
Media Non-Cable	2.2
Banking	2.1
Gaming	2.1
Collateralized Mortgage Obligations	2.0
Other Investments, less than 2% each	24.1
Short-Term Investments	6.1

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts)	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 98.9% of Net Assets
Non-Convertible Bonds – 98.4%
		Belgium – 0.7%
100,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	$177,020

		Brazil – 1.6%
197,310	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	118,401
250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	156,401
100,000		Telemar Norte Leste SA, 5.125%, 12/15/2017, 144A, (EUR)	128,619

			403,421

		Canada – 9.3%
225,000		Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	229,680
655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	676,409
165,000		Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	174,658
200,000		Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	277,754
25,000,000		Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	314,521
150,000		Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	206,263
200,000		Province of Quebec Canada, EMTN, 3.625%, 2/10/2015, (EUR)	278,504
200,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	208,404

			2,366,193

		Cayman Islands – 2.4%
119,000		Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	124,950
200,000		Hutchison Whampoa Finance Ltd., 4.625%, 9/21/2016, (EUR)	276,855
100,000		Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	104,000
100,000		Odebrecht Finance Ltd., 7.000%, 4/21/2020, 144A	107,500

			613,305

		Denmark – 0.2%
50,000		Kingdom of Denmark, EMTN, 1.750%, 10/05/2015, (EUR)	65,459

		Finland – 3.8%
680,000		Finland Government Bond, 3.125%, 9/15/2014, (EUR)	960,115

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – 0.7%
50,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	$66,658
70,000	Veolia Environnement, EMTN, 6.125%, 11/25/2033, (EUR)	101,904

		168,562

	Germany – 12.5%
320,000	Bundesobligation, 2.250%, 4/10/2015, (EUR)	437,434
835,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)(b)	1,121,434
655,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	899,277
60,000	Landesbank Baden-Wuerttemberg, 3.750%, 2/12/2014, (EUR)	84,528
105,000	Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	145,699
365,000	Republic of Germany, 1.250%, 9/16/2011, (EUR)	489,939

		3,178,311

	India – 0.8%
100,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	100,366
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	100,256

		200,622

	Indonesia – 0.4%
100,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	109,250

	Italy – 3.1%
150,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	188,382
470,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 9/01/2020, (EUR)	594,774

		783,156

	Japan – 17.1%
83,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	1,053,252
111,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	1,387,119
84,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	1,070,215
50,000,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	658,056
13,000,000	Japan Government Twenty Year Bond, 2.000%, 9/20/2025, (JPY)	169,229

		4,337,871

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Jersey – 0.6%
100,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	$166,824

		Korea – 0.5%
6,000,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	135,681

		Luxembourg – 1.0%
150,000		Enel Finance International SA, EMTN, 5.625%, 8/14/2024, (GBP)	232,235
25,000		Telecom Italia Finance SA, EMTN, 7.750%, 1/24/2033, (EUR)	35,315

			267,550

		Mexico – 2.6%
160,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	152,000
10,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	86,494
48,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	429,357

			667,851

		Netherlands – 3.9%
335,000		Kingdom of Netherlands, 4.500%, 7/15/2017, (EUR)(b)	498,448
145,000		Kingdom of Netherlands, 5.500%, 1/15/2028, (EUR)	241,863
150,000		RWE Finance BV, EMTN, 5.500%, 7/06/2022, (GBP)	243,009

			983,320

		Norway – 2.2%
3,025,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	553,280

		Peru – 0.5%
335,000		Republic of Peru, 7.840%, 8/12/2020, 144A, (PEN)	136,161

		Singapore – 3.8%
175,000		Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	139,406
810,000		Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	659,737
150,000		STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	161,625

			960,768

		South Africa – 0.7%
150,000		Edcon Proprietary Ltd., 4.276%, 6/15/2014, 144A, (EUR)(c)	168,374

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – 7.2%
40,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	$531,999
921,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	89,340
260,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	287,682
5,560,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	441,036
4,300,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	96,213
30,000,000	Nordic Investment Bank, Series C, GMTN, 1.700%, 4/27/2017, (JPY)	389,863

		1,836,133

	Sweden – 4.3%
2,540,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	431,823
2,500,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	395,006
200,000	Volvo Treasury AB, Series 225, EMTN, 5.000%, 5/31/2017, (EUR)	280,517

		1,107,346

	Switzerland – 0.6%
100,000	Credit Suisse London, EMTN, 5.125%, 9/18/2017, (EUR)	143,057

	United Arab Emirates – 0.4%
100,000	DP World Ltd., 6.850%, 7/02/2037, 144A	91,955

	United Kingdom – 5.1%
100,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	163,498
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	222,640
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	84,747
25,000	National Grid PLC, EMTN, 4.375%, 3/10/2020, (EUR)	34,117
50,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	69,731
65,000	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	104,189
60,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	102,236
205,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	339,786
100,000	Virgin Media Secured Finance PLC, 7.000%, 1/15/2018, (GBP)	165,265

		1,286,209

	United States – 11.3%
80,000	Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017, (GBP)	138,752

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$130,000	Ally Financial, Inc., 6.750%, 12/01/2014	$136,825
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	138,548
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	77,361
100,000	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	134,614
15,000,000	Citigroup, Inc., 2.400%, 10/31/2025, (JPY)	166,903
140,000	DISH DBS Corp., 6.625%, 10/01/2014	145,250
150,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	157,649
150,000	Frontier Communications Corp., 9.000%, 8/15/2031	154,125
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	73,786
45,000	HCA, Inc., 8.360%, 4/15/2024	44,212
200,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	276,269
70,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	74,725
100,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	118,728
95,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	154,352
55,000	NRG Energy, Inc., 8.250%, 9/01/2020, 144A	56,375
100,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	135,969
100,000	SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	128,560
40,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	40,103
100,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	132,447
180,000	U.S. Treasury Note, 1.000%, 10/31/2011	181,055
50,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	65,688
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	132,021

		2,864,317

	Uruguay – 1.1%
2,793,423	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	140,741
2,434,216	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	139,549

		280,290

	Total Non-Convertible Bonds (Identified Cost $23,877,031)	25,012,401

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 0.5%
	United States – 0.5%
$91,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	$91,682
50,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(d)	46,813

	Total Convertible Bonds (Identified Cost $121,921)	138,495

	Total Bonds and Notes (Identified Cost $23,998,952)	25,150,896

Short-Term Investments – 0.6%
137,729	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $137,729 on 1/03/2011 collateralized by $135,000 Federal Home Loan Bank, 4.625% due 8/15/2012 valued at $145,463 including accrued interest(e) (Identified Cost $137,729)	137,729

	Total Investments – 99.5% (Identified Cost $24,136,681)(a)	25,288,625
	Other assets less liabilities – 0.5%	132,770

	Net Assets – 100.0%	$25,421,395

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $24,212,149 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,392,225
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(315,749)

Net unrealized appreciation	$1,076,476

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.
(b)	All or a portion of this security is held as collateral for forward foreign currency contracts.
(c)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $1,915,469 or 7.5% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation/ (Depreciation)
Buy(1)	03/16/2011	Australian Dollar	468,000	$474,493	$16,915
Buy(1)	03/07/2011	Canadian Dollar	80,000	80,353	1,191
Buy(2)	03/16/2011	Canadian Dollar	190,000	190,793	2,026

Sell(1)	03/07/2011	Canadian Dollar	80,000	80,353	(1,442)
Sell(2)	03/16/2011	Canadian Dollar	190,000	190,793	(3,449)
Buy(1)	03/16/2011	Euro	585,000	781,548	8,284
Sell(1)	03/16/2011	Euro	195,000	260,516	(4,540)
Buy(2)	03/16/2011	Japanese Yen	145,000,000	1,787,245	41,542
Sell(2)	03/16/2011	Japanese Yen	23,000,000	283,494	(3,852)
Buy(2)	03/21/2011	Malaysian Ringgit	865,000	279,148	4,719
Sell(1)	03/15/2011	Mexican Peso	2,300,000	185,251	(512)
Buy(4)	03/02/2011	Polish Zloty	850,000	286,078	13,135
Buy(1)	03/14/2011	South Korean Won	470,000,000	412,638	(912)
Buy(3)	03/14/2011	South Korean Won	720,000,000	632,126	(1,956)

Total					$71,149

At December 31, 2010, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver(5)/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation
03/17/2011	British Pound	175,000	Swiss Franc	270,772	$17,159

(1)	Counterparty is Credit Suisse.
(2)	Counterparty is JPMorgan Chase.
(3)	Counterparty is Barclays.
(4)	Counterparty is Morgan Stanley.
(5)	Counterparty is UBS.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Supranationals	$—	$1,739,920	$96,213	$1,836,133
All Other Non-Convertible Bonds*	—	23,176,268	—	23,176,268

Total Non-Convertible Bonds	—	24,916,188	96,213	25,012,401

Convertible Bonds*	—	138,495	—	138,495

Total Bonds and Notes	—	25,054,683	96,213	25,150,896

Short-Term Investments	—	137,729	—	137,729

Total Investments	—	25,192,412	96,213	25,288,625

Forward Foreign Currency Contracts (unrealized appreciation)*	—	104,971	—	104,971

Total	$—	$25,297,383	$96,213	$25,393,596

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(16,663)	$—	$(16,663)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds Supranationals	$—	$—	$—	$1,347	$94,866	$—	$—	$96,213

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and swap transactions. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2010, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(1,956)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2010, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $104,971 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $90,264.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	48.1%
Supranational	7.2
Banking	4.8
Sovereigns	4.5
Local Authorities	4.2
Government Guaranteed	4.1
Wirelines	3.1
Electric	2.4
Media Non-Cable	2.3
Media Cable	2.0
Other Investments, less than 2% each	16.2
Short-Term Investments	0.6

Total Investments	99.5
Other assets less liabilities (including open forward foreign currency contracts)	0.5

Net Assets	100.0%

Currency Exposure at December 31, 2010 (Unaudited)

Euro	35.3%
Japanese Yen	22.6
British Pound	10.0
United States Dollar	9.1
Canadian Dollar	5.1
Swedish Krona	3.2
Singapore Dollar	3.2
Norwegian Krone	2.2
Indonesian Rupiah	2.1
Mexican Peso	2.0
Other, less than 2% each	4.7

Total Investments	99.5
Other assets less liabilities (including open forward foreign currency contracts and forward cross currency contracts)	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.9% of Net Assets
Non-Convertible Bonds – 94.2%
	ABS Car Loan – 1.3%
$5,265,750	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.401%, 8/20/2013, 144A(b)	$5,066,044
831,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	846,424
4,690,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	4,857,387
2,989,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	2,890,883
19,025,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 2.010%, 9/15/2021, 144A(b)	18,419,084
17,100,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 2.010%, 9/15/2021, 144A(b)	16,143,481
43,060,000	Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A	43,100,024
20,000,000	Ford Auto Securitization Trust, Series 2010-R3A, Class A3, 2.714%, 9/15/2015, 144A, (CAD)	20,114,654
5,600,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,547,621
8,514,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	9,058,139

		126,043,741

	ABS Credit Card – 0.8%
2,550,000	Capital One Multi-Asset Execution Trust, Series 2006-C2, Class C, 0.560%, 6/16/2014(b)	2,526,653
29,215,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.510%, 4/15/2019(b)	28,076,570
19,600,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	21,061,821
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	10,521,810
14,780,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	15,813,926
2,375,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,542,746

		80,543,526

	ABS Other – 2.1%
8,032,266	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	8,235,158
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,601,451
55,618,079	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	57,296,165
15,238,133	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	15,688,012
53,919,225	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	56,032,287
44,387,244	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	47,686,477

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$17,103,535	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5. 194%, 10/16/2040, 144A	$17,101,753

		203,641,303

	Airlines – 3.2%
8,447,228	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	9,967,729
530,327	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	554,191
990,361	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	1,032,451
1,006,555	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	1,066,949
9,111,684	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	10,296,203
1,790,046	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,995,902
3,191,917	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,400,700
59,092,700	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	62,342,799
11,991,734	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	12,231,568
28,787,351	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	32,961,516
21,494,337	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	23,966,186
4,300,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	4,439,750
2,093,963	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	2,219,601
16,630,343	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	16,962,950
40,541,856	Delta Air Lines, Inc., Series 2009-1, Class A, 7.750%, 6/17/2021	44,900,105
4,508,973	Delta Air Lines, Inc., Series 2009-1, Series B, 9.750%, 12/17/2016	4,937,325
22,950,000	Delta Air Lines, Inc., Series 2010-1, Class A, 6.200%, 7/02/2018	24,384,375
8,075,002	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	8,357,627
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	8,635,342
27,420,759	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	27,489,311
7,771,643	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	8,976,247

		311,118,827

	Automotive – 1.1%
41,885,000	Cummins, Inc., 5.650%, 3/01/2098	32,745,986
5,389,000	Cummins, Inc., 6.750%, 2/15/2027	5,620,598

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$665,000	Cummins, Inc., 7.125%, 3/01/2028	$725,627
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	1,895,475
130,000	Ford Motor Co., 6.500%, 8/01/2018	134,550
260,000	Ford Motor Co., 6.625%, 2/15/2028	251,550
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	5,016,487
8,730,000	Ford Motor Co., 7.450%, 7/16/2031	9,352,012
245,000	Ford Motor Co., 7.500%, 8/01/2026	247,450
41,000,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	43,090,631
345,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	369,875
5,435,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,840,516
4,640,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	5,185,010

		110,475,767

	Banking – 10.2%
47,100,000	AgriBank FCB, 9.125%, 7/15/2019, 144A(c)	55,935,112
7,450,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,302,295
36,659,000	Associates Corp. of North America, 6.950%, 11/01/2018	40,066,417
2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,197,511
3,690,000	Bank of America Corp., 5.420%, 3/15/2017	3,656,606
10,020,000	Bank of America Corp., 6.000%, 9/01/2017	10,501,010
17,625,000	Bank of America NA, 5.300%, 3/15/2017	17,861,757
7,260,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,290,055
2,220,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,279,891
975,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	1,058,049
16,371,250,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A, (IDR)	1,773,764
9,190,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,949,287
10,400,000	Citigroup, Inc., 5.000%, 9/15/2014	10,758,571
15,000,000	Citigroup, Inc., 5.500%, 2/15/2017	15,525,615
1,325,000	Citigroup, Inc., 5.850%, 12/11/2034	1,293,465

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,800,000	Citigroup, Inc., 5.875%, 2/22/2033	$2,602,911
20,308,000	Citigroup, Inc., 6.125%, 5/15/2018	22,247,962
8,895,000	Citigroup, Inc., 6.125%, 8/25/2036	8,523,251
74,265,000	Citigroup, Inc., 6.375%, 8/12/2014	82,078,198
2,450,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	2,997,248
65,235,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	70,287,255
7,110,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	7,404,084
1,200,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,178,816
99,020,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	101,237,652
6,790,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,016,521
1,560,000	HBOS PLC, 6.000%, 11/01/2033, 144A	1,163,234
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	701,792
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A, (IDR)	1,967,222
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	7,156,977
22,683,264,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A, (IDR)	2,490,124
344,497,150,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A, (IDR)	36,862,342
100,000	Keybank NA , 6.950%, 2/01/2028	102,792
10,000,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,899,729
83,400,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	76,730,669
6,620,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	6,642,250
70,800,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	63,909,461
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	5,963,856
3,200,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,799,304
11,895,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	13,017,388
41,000,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	38,262,389
2,710,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,865,204
51,525,000	Morgan Stanley, 4.750%, 4/01/2014	52,762,991

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$78,300,000	Morgan Stanley, 5.500%, 7/24/2020	$79,104,454
1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	1,565,894
30,200,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	30,794,427
5,300,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,749,276
17,500,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	18,231,500
9,910,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,485,176
2,850,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	4,438,212
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,794,218
8,826,000	National City Corp., 6.875%, 5/15/2019	9,909,453
3,400,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,638,065
18,250,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,778,675

		1,003,810,377

	Brokerage – 0.6%
12,070,000	Jefferies Group, Inc., 6.250%, 1/15/2036	10,812,282
45,150,000	Jefferies Group, Inc., 8.500%, 7/15/2019	51,623,652

		62,435,934

	Building Materials – 1.4%
6,785,000	Masco Corp., 4.800%, 6/15/2015	6,680,050
11,180,000	Masco Corp., 5.850%, 3/15/2017	11,141,496
6,760,000	Masco Corp., 6.125%, 10/03/2016	6,908,517
4,913,000	Masco Corp., 6.500%, 8/15/2032	4,323,298
29,980,000	Masco Corp., 7.125%, 3/15/2020	31,362,917
5,030,000	Masco Corp., 7.750%, 8/01/2029	4,929,968
24,925,000	Owens Corning, Inc., 6.500%, 12/01/2016	26,398,591
42,280,000	Owens Corning, Inc., 7.000%, 12/01/2036	43,561,549
1,060,000	USG Corp., 6.300%, 11/15/2016	927,500

		136,233,886

	Chemicals – 0.9%
35,520,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	42,844,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$3,545,000	Cytec Industries, Inc., 6.000%, 10/01/2015	$3,883,108
2,400,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,309,220
34,140,000	PPG Industries, Inc., 6.650%, 3/15/2018	39,265,575

		88,302,624

	Collateralized Mortgage Obligations – 0.0%
2,773,260	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.904%, 7/25/2047(b)	1,756,888
100,192	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 5.811%, 9/25/2036(b)	83,839

		1,840,727

	Commercial Mortgage-Backed Securities – 3.9%
2,637,231	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	2,671,633
8,100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	8,317,011
33,890,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	35,127,663
62,975,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.720%, 6/15/2039(b)	64,604,289
35,130,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.804%, 9/15/2039(b)	36,144,857
5,110,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,246,497
58,950,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	61,503,773
24,057,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	25,419,819
1,370,369	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.908%, 4/25/2035(b)	1,199,231
20,220,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	21,660,008
8,930,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	9,765,927
60,634,099	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	63,438,705
21,993,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	22,874,112
3,200,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.883%, 6/15/2038(b)	3,462,817
1,340,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,366,236
10,000,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.808%, 8/12/2045, 144A(b)	9,936,905
7,000,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	6,968,676

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$3,700,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	$3,926,908

		383,635,067

	Construction Machinery – 0.3%
24,153,000	Case New Holland, Inc., 7.750%, 9/01/2013	25,964,475
6,935,000	Toro Co., 6.625%, 5/01/2037(c)	6,352,314

		32,316,789

	Consumer Cyclical Services – 0.1%
13,580,000	Western Union Co. (The), 6.200%, 11/17/2036	13,423,559
200,000	Western Union Co. (The), 6.200%, 6/21/2040	197,857

		13,621,416

	Consumer Products – 0.2%
7,620,000	Hasbro, Inc., 6.600%, 7/15/2028	7,811,369
12,010,000	Snap-on, Inc., 6.700%, 3/01/2019	13,707,625

		21,518,994

	Distributors – 0.9%
10,000,000	EQT Corp., 8.125%, 6/01/2019	11,635,060
61,345,000	Equitable Resources, Inc., 6.500%, 4/01/2018	66,471,602
5,865,000	ONEOK, Inc., 6.000%, 6/15/2035	5,681,537

		83,788,199

	Diversified Manufacturing – 0.5%
1,425,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,640,085
2,875,000	Textron Financial Corp., 5.400%, 4/28/2013	2,979,360
1,207,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,239,082
19,200,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	25,429,766
11,280,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	17,126,538

		48,414,831

	Electric – 3.5%
38,900,000	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	41,489,184
47,570,000	Ameren Illinois Co., 6.250%, 4/01/2018	52,496,920
40,400,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	39,823,613

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$500,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	$468,485
11,891,990	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	12,621,480
17,815,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,062,228
25,465,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	24,328,981
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015	969,424
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,120,419
5,500,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	6,094,528
3,681,000	Exelon Corp., 4.900%, 6/15/2015	3,925,533
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,129,672
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,911,046
8,755,965	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	9,355,048
14,090,000	NiSource Finance Corp., 6.125%, 3/01/2022	15,181,369
24,635,000	NiSource Finance Corp., 6.400%, 3/15/2018	27,309,228
22,085,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,552,367
1,565,000	Ohio Edison Co., 6.875%, 7/15/2036	1,709,932
31,000	Quezon Power Philippines Co., 8.860%, 6/15/2017	32,317
51,115,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	56,132,039
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	1,082,385
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	1,492,480

		345,288,678

	Entertainment – 0.1%
505,000	Time Warner, Inc., 7.625%, 4/15/2031	613,920
330,000	Time Warner, Inc., 7.700%, 5/01/2032	402,828
3,695,000	Viacom, Inc., 6.125%, 10/05/2017	4,168,477
2,655,000	Viacom, Inc., 6.250%, 4/30/2016	3,021,467

		8,206,692

	Financial Other – 1.4%
60,745,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	61,418,966

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$45,970,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	$47,340,963
27,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	32,189,135

		140,949,064

	Food & Beverage – 0.1%
2,500,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	3,868,059
8,630,000	Corn Products International, Inc., 6.625%, 4/15/2037	9,021,042

		12,889,101

	Government Guaranteed – 0.1%
10,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,070,327

	Government Owned - No Guarantee – 2.9%
3,820,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	3,790,724
37,780,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	41,844,939
59,320,000	DP World Ltd., 6.850%, 7/02/2037, 144A	54,547,409
26,600,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,897,953
91,460,000	Federal Home Loan Mortgage Corp., 2.125%, 9/21/2012	93,801,193
67,635,000	Federal National Mortgage Association, 1.625%, 4/15/2013	68,820,574
15,500,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,780,130
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,258,733

		283,741,655

	Government Sponsored – 0.7%
67,640,000	Federal Home Loan Bank, 1.875%, 6/21/2013	69,216,418

	Health Insurance – 0.4%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036	5,635,179
1,603,000	CIGNA Corp., 7.875%, 5/15/2027	1,875,694
1,200,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,426,280
24,830,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	25,190,830
565,000	UnitedHealth Group, Inc., 6.500%, 6/15/2037	623,852
4,556,000	UnitedHealth Group, Inc., 6.625%, 11/15/2037	5,111,139

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$2,567,000	UnitedHealth Group, Inc., 6.875%, 2/15/2038	$2,988,535

		42,851,509

	Healthcare – 0.9%
7,860,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,193,256
7,535,000	Covidien International Finance SA, 6.000%, 10/15/2017	8,563,588
17,795,000	Express Scripts, Inc., 6.250%, 6/15/2014	19,894,134
10,730,000	Express Scripts, Inc., 7.250%, 6/15/2019	12,700,264
9,480,000	HCA, Inc., 5.750%, 3/15/2014	9,337,800
1,950,000	HCA, Inc., 6.250%, 2/15/2013	1,989,000
3,810,000	HCA, Inc., 6.375%, 1/15/2015	3,743,325
4,015,000	HCA, Inc., 6.500%, 2/15/2016	3,924,662
365,000	HCA, Inc., 6.750%, 7/15/2013	375,038
3,000,000	HCA, Inc., 7.050%, 12/01/2027	2,617,500
2,290,000	HCA, Inc., 7.190%, 11/15/2015	2,244,200
2,155,000	HCA, Inc., 7.500%, 12/15/2023	1,977,213
1,310,000	HCA, Inc., 7.500%, 11/06/2033	1,205,200
3,890,000	HCA, Inc., 7.690%, 6/15/2025	3,734,400
4,255,000	HCA, Inc., 8.360%, 4/15/2024	4,180,537
1,225,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,123,938
3,135,000	HCA, Inc., MTN, 7.750%, 7/15/2036	2,892,037
2,305,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,346,695

		91,042,787

	Home Construction – 0.2%
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	2,116,625
2,601,000	Pulte Group, Inc., 5.200%, 2/15/2015	2,529,473
9,400,000	Pulte Group, Inc., 6.000%, 2/15/2035	6,956,000
3,645,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,751,975
3,490,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	3,567,586

		17,921,659

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 0.3%
$12,190,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	$13,278,652
15,680,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	15,639,060
1,940,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	2,608,624

		31,526,336

	Industrial Other – 0.1%
5,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,171,680

	Integrated Energy – 0.1%
7,196,000	Marathon Oil Corp., 7.500%, 2/15/2019	8,890,514
1,016,756	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	1,082,846

		9,973,360

	Life Insurance – 0.8%
4,500,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	5,854,667
7,060,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,279,863
2,080,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	2,106,289
9,990,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	13,694,471
11,210,000	MetLife, Inc., 6.400%, 12/15/2066	10,537,400
9,260,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	8,758,080
6,580,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,076,472
2,935,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	2,646,337
14,805,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	14,590,564
4,835,000	Unum Group, 7.125%, 9/30/2016	5,430,720

		76,974,863

	Local Authorities – 1.5%
220,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	227,463
7,610,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,193,019
29,165,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	30,127,673
18,320,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	18,439,116
21,729	Province of Alberta, 5.930%, 9/16/2016, (CAD)	24,449
500,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	640,355

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
30,440,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	$25,072,545
31,820,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	26,485,715
19,325,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	19,832,225
19,580,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	19,983,773

		147,026,333

	Lodging – 1.0%
53,660,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	52,107,026
4,620,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	4,697,782
13,575,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	14,205,355
24,030,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	26,417,285

		97,427,448

	Media Cable – 1.6%
4,316,000	Comcast Corp., 5.650%, 6/15/2035	4,192,847
32,715,000	Comcast Corp., 6.950%, 8/15/2037	37,002,890
18,220,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	18,985,595
4,190,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,675,194
79,880,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	93,114,439

		157,970,965

	Media Non-Cable – 0.1%
4,580,000	News America Holdings, 8.150%, 10/17/2036	5,610,326
7,700,000	News America, Inc., 6.150%, 3/01/2037	8,027,889

		13,638,215

	Metals & Mining – 1.3%
5,170,000	Alcoa, Inc., 5.870%, 2/23/2022	5,136,250
5,625,000	Alcoa, Inc., 5.950%, 2/01/2037	5,271,964
66,250,000	Alcoa, Inc., 6.150%, 8/15/2020	68,032,191
5,930,000	Alcoa, Inc., 6.750%, 1/15/2028	6,050,480
3,250,000	Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	3,296,872
1,985,000	United States Steel Corp., 6.050%, 6/01/2017	1,957,706

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Metals & Mining – continued
$4,712,000		United States Steel Corp., 6.650%, 6/01/2037	$3,958,080
31,890,000		United States Steel Corp., 7.000%, 2/01/2018	32,368,350
3,735,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,108,433

			130,180,326

		Mortgage Related – 0.0%
115,891		FHLMC, 5.000%, 12/01/2031	122,218
19,333		FNMA, 6.000%, 7/01/2029	21,297

			143,515

		Non-Captive Consumer – 1.8%
5,000,000		American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015	3,943,750
89,585,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	72,339,887
63,775	(††)	SLM Corp., 6.000%, 12/15/2043	1,293,198
6,480,000		SLM Corp., MTN, 5.050%, 11/14/2014	6,192,832
355,000		SLM Corp., MTN, 5.125%, 8/27/2012	362,367
655,000		SLM Corp., MTN, 8.000%, 3/25/2020	664,108
6,200,000		SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	7,970,716
4,900,000		SLM Corp., Series A, MTN, 0.588%, 1/27/2014(b)	4,413,503
9,425,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	9,449,373
6,690,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	6,444,878
2,000,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	1,699,932
6,275,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	6,400,293
5,485,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	5,512,030
300,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	305,294
19,921,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	15,631,033
31,335,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	32,568,408

			175,191,602

		Non-Captive Diversified – 3.4%
1,345,000		Ally Financial, Inc., 6.000%, 12/15/2011	1,369,671
1,310,000		Ally Financial, Inc., 6.625%, 5/15/2012	1,350,436

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$1,670,000	Ally Financial, Inc., 6.750%, 12/01/2014	$1,749,844
1,500,000	Ally Financial, Inc., 6.875%, 9/15/2011	1,539,008
400,000	Ally Financial, Inc., 6.875%, 8/28/2012	417,296
1,210,000	Ally Financial, Inc., 7.000%, 2/01/2012	1,248,808
3,142,000	Ally Financial, Inc., 7.500%, 12/31/2013	3,369,795
5,664,000	Ally Financial, Inc., 8.000%, 12/31/2018	5,989,680
2,335,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,497,759
5,045,000	Ally Financial, Inc., EMTN, 5.375%, 6/06/2011, (EUR)	6,741,633
4,602,472	CIT Group, Inc., 7.000%, 5/01/2013	4,694,522
6,903,711	CIT Group, Inc., 7.000%, 5/01/2014	6,972,748
6,903,710	CIT Group, Inc., 7.000%, 5/01/2015	6,920,969
11,506,193	CIT Group, Inc., 7.000%, 5/01/2016	11,549,341
16,108,672	CIT Group, Inc., 7.000%, 5/01/2017	16,148,944
36,465,000	GATX Corp., 4.750%, 10/01/2012	38,198,145
7,515,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	7,850,063
7,730,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	7,758,810
3,170,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	3,109,502
1,915,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,768,069
990,000	General Electric Capital Corp., 5.625%, 5/01/2018	1,079,609
4,775,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	4,956,684
14,535,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	11,549,384
6,200,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	4,882,664
13,400,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	10,605,614
37,650,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	31,220,180
10,470,000	General Electric Capital Corp., Series A, MTN, 0.589%, 5/13/2024(b)	8,789,952
17,060,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,204,521
27,517,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	21,960,117

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$2,285,000	International Lease Finance Corp., 5.000%, 9/15/2012	$2,299,281
16,795,000	International Lease Finance Corp., 6.375%, 3/25/2013	17,214,875
61,735,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	65,593,438
560,000	International Lease Finance Corp., 8.625%, 9/15/2015, 144A	602,000
655,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	662,369
1,505,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,512,525
1,660,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,647,550

		334,025,806

	Oil Field Services – 0.8%
6,095,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,505,529
23,075,000	Nabors Industries, Inc., 9.250%, 1/15/2019	28,594,217
23,846,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,673,331
600,000	Transocean Ltd., 7.375%, 4/15/2018	663,513
5,905,000	Weatherford International Ltd., 6.500%, 8/01/2036	6,031,001
1,680,000	Weatherford International Ltd., 6.800%, 6/15/2037	1,765,058
5,405,000	Weatherford International Ltd., 7.000%, 3/15/2038	5,797,711

		77,030,360

	Paper – 1.1%
4,460,000	Celulosa Arauco y Constitucion SA, 7.250%, 7/29/2019	5,124,290
575,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	622,437
2,460,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	2,656,800
285,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	321,694
1,340,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,530,950
1,365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,678,950
6,295,000	International Paper Co., 5.250%, 4/01/2016	6,703,420
15,087,000	International Paper Co., 7.950%, 6/15/2018	17,952,972
7,777,000	International Paper Co., 8.700%, 6/15/2038	9,810,857
5,385,000	Mead Corp. (The), 7.550%, 3/01/2047	4,980,624

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$5,890,000	Westvaco Corp., 8.200%, 1/15/2030	$6,211,223
24,530,000	Weyerhaeuser Co., 6.875%, 12/15/2033	23,015,297
7,535,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,231,844
20,695,000	Weyerhaeuser Co., 7.375%, 3/15/2032	20,920,286

		109,761,644

	Pharmaceuticals – 1.0%
2,280,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	2,314,200
90,000,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	98,556,570
500,000	Schering-Plough Corp., 5.300%, 12/01/2013	555,401

		101,426,171

	Pipelines – 3.3%
5,350,000	CenterPoint Energy Resources Corp., 6.250%, 2/01/2037	5,596,651
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	2,087,043
2,470,000	El Paso Corp., 6.950%, 6/01/2028	2,282,438
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	593,614
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,692,017
9,455,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	10,668,861
3,400,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,110,559
4,390,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	4,181,523
82,600,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	90,968,537
310,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	313,875
31,058,812	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	33,522,708
9,080,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	9,800,135
31,430,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	34,408,841
4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	5,058,819
10,115,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	10,776,622
48,630,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	53,964,954
1,435,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,654,062

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	$2,338,689
16,025,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	17,944,362
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,829,694
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,520,010
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	22,553,800

		323,867,814

	Property & Casualty Insurance – 0.7%
3,150,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,319,316
9,235,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	8,181,757
31,010,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	28,354,707
965,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	518,687
7,775,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	7,550,473
13,815,000	Willis North America, Inc., 7.000%, 9/29/2019	14,398,919
2,260,000	XL Group PLC, 6.250%, 5/15/2027	2,225,707
1,495,000	XL Group PLC, 6.375%, 11/15/2024	1,505,114

		66,054,680

	Property Trust – 0.4%
36,980,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	41,196,571

	Railroads – 0.2%
2,390,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,404,412
10,000,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,895,610
243,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	225,382
1,738,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,320,880
195,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	195,000

		16,041,284

	Real Estate Operations/Development – 0.1%
1,153,000	Colonial Realty LP, 4.800%, 4/01/2011	1,155,680
10,500,000	First Industrial LP, 5.950%, 5/15/2017	9,235,159

		10,390,839

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Refining – 0.0%
$3,740,000	Valero Energy Corp., 6.625%, 6/15/2037	$3,798,467

	REITs - Apartments – 0.4%
12,510,000	Camden Property Trust, 5.000%, 6/15/2015	13,216,027
16,850,000	Camden Property Trust, 5.700%, 5/15/2017	17,781,350
1,010,000	ERP Operating LP, 5.125%, 3/15/2016	1,089,641
1,800,000	ERP Operating LP, 5.375%, 8/01/2016	1,968,052
2,420,000	ERP Operating LP, 5.750%, 6/15/2017	2,651,558

		36,706,628

	REITs - Diversified – 0.3%
4,230,000	Duke Realty LP, 5.950%, 2/15/2017	4,405,448
20,000,000	Duke Realty LP, 6.500%, 1/15/2018	21,340,820

		25,746,268

	REITs - Office Property – 0.4%
21,270,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	21,897,486
11,552,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	12,893,199

		34,790,685

	REITs - Regional Malls – 0.2%
2,480,000	Simon Property Group LP, 5.250%, 12/01/2016	2,675,456
12,475,000	Simon Property Group LP, 5.750%, 12/01/2015	13,859,600
1,930,000	Simon Property Group LP, 5.875%, 3/01/2017	2,118,582
4,155,000	Simon Property Group LP, 6.100%, 5/01/2016	4,657,822

		23,311,460

	REITs - Shopping Centers – 0.1%
5,000,000	Equity One, Inc., 6.000%, 9/15/2017	4,959,895
1,960,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,107,792

		7,067,687

	REITs - Single Tenant – 0.4%
5,990,000	Realty Income Corp., 5.750%, 1/15/2021	6,193,235
26,085,000	Realty Income Corp., 6.750%, 8/15/2019	29,478,606

		35,671,841

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		REITs - Warehouse/Industrials – 0.6%
$3,957,000		ProLogis, 5.625%, 11/15/2015	$4,152,650
11,422,000		ProLogis, 5.625%, 11/15/2016	11,738,892
11,126,000		ProLogis, 5.750%, 4/01/2016	11,551,625
9,909,000		ProLogis, 6.625%, 5/15/2018	10,521,307
19,280,000		ProLogis, 7.375%, 10/30/2019	21,059,139

			59,023,613

		Restaurants – 0.1%
10,545,000		Darden Restaurants, Inc., 6.000%, 8/15/2035	9,962,705

		Retailers – 0.6%
8,170,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	8,047,450
8,316,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	7,567,560
12,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	12,390
8,845,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	7,849,938
13,717,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	13,442,660
10,695,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	10,160,250
2,750,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,701,875
8,240,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,213,780

			57,995,903

		Sovereigns – 2.0%
438,500	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	3,686,951
4,200,900	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	36,416,871
380,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	3,296,923
31,140,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	32,171,016
18,700,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	19,438,794
4,700,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	5,442,638
24,705,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	15,455,507
6,285,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	4,496,047
53,700,000		Republic of Croatia, 6.750%, 11/05/2019, 144A	56,199,842

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
490,670,000	Republic of Iceland, Zero Coupon, 3/15/2011, (ISK)	$2,329,908
689,980,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	3,383,180
793,200,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	4,170,942
1,009,386,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	4,973,955

		191,462,574

	Supermarkets – 0.2%
4,220,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,207,200
3,340,000	Kroger Co. (The), 6.400%, 8/15/2017	3,834,854
1,900,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,425,000
1,000,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	700,000
11,100,000	Safeway, Inc., 6.350%, 8/15/2017	12,395,226

		21,562,280

	Supranational – 1.5%
12,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	7,230,506
196,541,400,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	19,065,170
28,694,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	23,077,625
336,380,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	31,562,226
418,960,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	38,250,444
13,265,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	10,605,525
15,400,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	11,995,152

		141,786,648

	Technology – 3.8%
8,895,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	9,858,773
4,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,713,000
1,050,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,182,708
5,185,000	Avnet, Inc., 5.875%, 3/15/2014	5,531,648
6,230,000	Avnet, Inc., 6.000%, 9/01/2015	6,663,782
1,540,000	Avnet, Inc., 6.625%, 9/15/2016	1,702,074
12,715,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	14,710,123

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$13,750,000	Corning, Inc., 6.750%, 9/15/2013	$15,442,543
1,480,000	Corning, Inc., 6.850%, 3/01/2029	1,636,969
58,825,000	Corning, Inc., 7.000%, 5/15/2024	67,938,934
7,650,000	Corning, Inc., 7.250%, 8/15/2036	8,730,104
56,440,000	Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013	61,486,978
7,205,000	Equifax, Inc., 7.000%, 7/01/2037	7,845,683
330,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	347,325
72,515,000	Ingram Micro, Inc., 5.250%, 9/01/2017	73,384,382
7,965,000	Intuit, Inc., 5.750%, 3/15/2017	8,683,403
20,320,000	KLA-Tencor Corp., 6.900%, 5/01/2018	22,352,122
7,559,000	Motorola, Inc., 6.500%, 9/01/2025	7,773,744
6,355,000	Motorola, Inc., 6.500%, 11/15/2028	6,254,883
11,650,000	Motorola, Inc., 6.625%, 11/15/2037	11,539,092
1,625,000	Motorola, Inc., 8.000%, 11/01/2011	1,711,380
2,482,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,807,122
5,725,000	Tyco Electronics Group SA, 6.550%, 10/01/2017	6,505,976
11,189,000	Xerox Capital Trust I, 8.000%, 2/01/2027	11,384,808
573,000	Xerox Corp., 6.350%, 5/15/2018	645,911
7,265,000	Xerox Corp., 6.750%, 2/01/2017	8,394,591

		368,228,058

	Textile – 0.2%
3,837,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,044,520
15,228,000	VF Corp., 6.450%, 11/01/2037	17,127,054

		21,171,574

	Tobacco – 0.1%
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	9,282,640
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,115,856

		11,398,496

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 0.7%
$8,620,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	$9,569,347
2,885,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	2,989,630
52,626,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	56,668,992

		69,227,969

	Treasuries – 20.6%
367,850,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	372,289,505
39,109,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	40,895,907
28,725,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	29,778,606
198,720,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	210,649,595
4,250,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,590,453
187,955,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	206,637,080
235,490,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	249,070,405
2,969,236	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	1,929,359
1,000,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	790,689
19,600,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	14,681,371
84,525,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	85,181,809
19,325,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	18,442,207
4,725,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	4,571,854
49,350,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	46,568,711
12,530,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	10,070,528
211,235,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	173,439,550
742,220,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	133,769,667
120,965,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	22,447,678
199,940,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	34,721,930
600,385,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	112,208,783
248,260,000	U.S. Treasury Bond, 4.250%, 11/15/2040	244,225,775

		2,016,961,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.8%
$32,100,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	$42,004,455
15,710,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	15,435,075
8,735,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	8,745,919
285,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	285,712
6,512,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,698,000
2,650,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,616,875
625,000	Sprint Capital Corp., 8.750%, 3/15/2032	631,250
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	89,861
500,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	537,500
1,654,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,806,795

		77,851,442

	Wirelines – 3.8%
19,610,000	AT&T Corp., 6.500%, 3/15/2029	20,460,486
415,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	474,689
3,250,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	3,317,596
1,915,000	BellSouth Corp., 6.000%, 11/15/2034	1,907,371
3,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,675,337
6,810,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	6,957,007
2,460,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,479,427
134,165,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	151,773,888
3,350,000	GTE Corp., 6.940%, 4/15/2028	3,782,157
65,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	59,800
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	555,800
1,735,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,721,988
2,815,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,632,025
4,465,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,420,350
970,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	979,700
340,000	Qwest Corp., 6.500%, 6/01/2017	368,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$14,795,000	Qwest Corp., 6.875%, 9/15/2033	$14,536,088
4,770,000	Qwest Corp., 7.200%, 11/10/2026	4,650,750
9,275,000	Qwest Corp., 7.250%, 9/15/2025	9,738,750
9,680,000	Qwest Corp., 7.250%, 10/15/2035	9,486,400
1,600,000	Qwest Corp., 7.500%, 6/15/2023	1,588,000
11,215,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	9,306,443
4,180,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	3,587,681
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	15,290,809
55,855,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	57,270,615
3,676,000	Verizon Communications, Inc., 6.100%, 4/15/2018	4,175,649
7,449,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	6,558,085
14,540,000	Verizon New England, Inc., 6.500%, 9/15/2011	15,105,504
2,700,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,926,805
7,047,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	7,907,692
5,375,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,022,174

		371,717,966

	Total Non-Convertible Bonds (Identified Cost $8,303,764,669)	9,240,383,436

Convertible Bonds – 3.2%
	Automotive – 0.7%
35,585,000	Ford Motor Co., 4.250%, 11/15/2016	71,125,519

	Media Non-Cable – 0.0%
530,651	Liberty Media LLC, 3.500%, 1/15/2031	287,215

	REITs - Apartments – 0.0%
1,400,000	ERP Operating LP, 3.850%, 8/15/2026	1,470,000

	REITs - Warehouse/Industrials – 0.3%
27,955,000	ProLogis, 3.250%, 3/15/2015	30,960,162

	Technology – 2.1%
35,305,000	Intel Corp., 2.950%, 12/15/2035	35,172,606

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$140,000,000	Intel Corp., 3.250%, 8/01/2039	$167,825,000

		202,997,606

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,598,250
155,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	154,613
2,990,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,818,075

		5,570,938

	Total Convertible Bonds (Identified Cost $245,619,755)	312,411,440

Municipals – 0.5%
	California – 0.1%
1,305,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	997,438
480,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	373,934
1,620,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	1,418,342
4,515,000	State of California, 4.500%, 10/01/2029	3,851,701
1,315,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	1,118,618
1,480,000	State of California, 4.500%, 8/01/2030	1,258,977
840,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	610,302
3,965,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	3,315,969

		12,945,281

	District of Columbia – 0.2%
15,000,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	14,586,450

	Illinois – 0.0%
540,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	457,510

	Michigan – 0.0%
2,585,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	1,840,158

	Ohio – 0.1%
6,570,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	4,317,804

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Virginia – 0.1%
$14,550,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	$9,097,242

	Total Municipals (Identified Cost $52,588,771)	43,244,445

	Total Bonds and Notes (Identified Cost $8,601,973,195)	9,596,039,321

Bank Loans – 0.2%
	Airlines – 0.2%
17,640,000	AWAS Capital, Inc., New 1st Lien Term Loan, 7.750%, 6/10/2016(e) (Identified Cost $17,158,047)	18,051,541

Short-Term Investments – 1.3%
131,382,838	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $131,382,838 on 1/03/2011 collateralized by $134,685,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $134,011,575 including accrued interest(f) (Identified Cost $131,382,838)	131,382,838

	Total Investments – 99.4% (Identified Cost $8,750,514,080)(a)	9,745,473,700
	Other assets less liabilities – 0.6%	60,660,164

	Net Assets – 100.0%	$9,806,133,864

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $8,784,494,194 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,043,454,732
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(82,475,226)

Net unrealized appreciation	$960,979,506

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $195,218,801 or 2.0% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $1,539,605,476 or 15.7% of net assets.

ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$100,381,466	$25,662,275	$126,043,741
Non-Captive Consumer	1,293,198	173,898,404	—	175,191,602
All Other Non-Convertible Bonds*	—	8,939,148,093	—	8,939,148,093

Total Non-Convertible Bonds	1,293,198	9,213,427,963	25,662,275	9,240,383,436

Convertible Bonds*	—	312,411,440	—	312,411,440
Municipals*	—	43,244,445	—	43,244,445

Total Bonds and Notes	1,293,198	9,569,083,848	25,662,275	9,596,039,321

Bank Loans*	—	18,051,541	—	18,051,541
Short-Term Investments	—	131,382,838	—	131,382,838

Total Investments	$1,293,198	$9,718,518,227	$25,662,275	$9,745,473,700

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$24,880,941	$—	$—	$781,334	$—	$—	$—	$25,662,275
Banking	9,716,202	—	—	—	—	—	(9,716,202)	—

Total	$34,597,143	$—	$—	$781,334	$—	$—	$(9,716,202)	$25,662,275

A debt security valued at $9,716,202 was transferred from Level 3 to Level 2 during the period ended December 31, 2010. At September 30, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund; at December 31, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	20.6%
Banking	10.2
Technology	5.9
Commercial Mortgage-Backed Securities	3.9
Wirelines	3.9
Electric	3.5
Non-Captive Diversified	3.4
Airlines	3.4
Pipelines	3.3
Government Owned - No Guarantee	2.9
ABS Other	2.1
Sovereigns	2.0
Other Investments, less than 2% each	33.0
Short-Term Investments	1.3

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

Currency Exposure at December 31, 2010 (Unaudited)

United States Dollar	72.9%
Canadian Dollar	12.7
New Zealand Dollar	3.5
Norwegian Krone	3.1
Euro	2.7
Other, less than 2% each	4.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.8% of Net Assets
	ABS Car Loan – 1.7%
$990,816	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.710%, 8/15/2018, 144A(b)	$998,901
111,792	Merrill Auto Trust Securitization, Series 2008-1, Class 3A3, 5.500%, 3/15/2012	112,419
3,245,000	Navistar Financial Dealer Note Master Trust, Series 2010-1, Class A, 1.911%, 1/26/2015, 144A(b)	3,251,960
1,810,000	Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.410%, 1/15/2015, 144A(b)	1,830,438
101,371	USAA Auto Owner Trust, Series 2008-3, Class A3, 4.280%, 10/15/2012	102,117

		6,295,835

	ABS Credit Card – 0.8%
985,000	American Express Credit Account Master, Series 2004-2, Class A, 0.430%, 12/15/2016(b)	980,165
2,100,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	2,154,144

		3,134,309

	ABS Home Equity – 0.4%
686,073	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	647,741
506,963	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5. 700%, 1/25/2028	489,931
414,095	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5. 490%, 9/25/2035	406,565

		1,544,237

	ABS Student Loan – 0.4%
1,450,000	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.661%, 12/07/2020(b)	1,451,522

	Collateralized Mortgage Obligations – 3.1%
521,062	Federal Home Loan Mortgage Corp., Series 2901, Class UA, 5.000%, 1/15/2030	537,464
21,555	Federal Home Loan Mortgage Corp., Series 3145, Class KA, 5.000%, 8/15/2024	21,691
1,280,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,244,515
2,494,294	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.716%, 10/07/2020(b)	2,491,176
7,280,000	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.821%, 12/08/2020(b)	7,270,900

		11,565,746

	Commercial Mortgage-Backed Securities – 14.5%
1,780,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.688%, 4/10/2049(b)	1,860,054
1,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,568,879
2,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,053,583

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	$384,501
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/2049(b)	1,603,461
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.099%, 12/10/2049(b)	1,580,103
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,317,382
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.764%, 6/10/2046(b)	1,530,723
2,670,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.826%, 6/15/2038(b)	2,886,423
2,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,575,167
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.720%, 6/15/2039(b)	3,190,462
2,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.804%, 9/15/2039(b)	2,057,777
4,640,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	4,763,943
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.883%, 7/10/2038(b)	1,636,498
3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	3,160,735
1,860,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	1,997,895
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,209,232
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,918,485
3,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	3,120,190
3,914,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	3,990,632
2,720,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	2,818,992
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.879%, 6/11/2049(b)	1,606,168
815,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	873,337
1,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,476,530

		54,181,152

	Government Guaranteed – 1.1%
1,800,000	General Electric Capital Corp., MTN, (FDIC insured), 2.125%, 12/21/2012	1,849,385
2,340,000	US Central Federal Credit Union, (FDIC insured), 1.900%, 10/19/2012	2,389,053

		4,238,438

	Government Owned - No Guarantee – 20.9%
2,000,000	Federal Home Loan Mortgage Corp., 0.147%, 2/01/2011(b)	2,000,192

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Government Owned - No Guarantee – continued
$5,400,000	Federal Home Loan Mortgage Corp., 0.181%, 2/02/2012(b)	$5,395,529
16,000,000	Federal Home Loan Mortgage Corp., 1.625%, 4/26/2011	16,072,368
6,435,000	Federal Home Loan Mortgage Corp., 1.750%, 6/15/2012	6,548,230
11,920,000	Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	12,157,590
17,760,000	Federal Home Loan Mortgage Corp., 4.125%, 12/21/2012	18,929,691
3,100,000	Federal Home Loan Mortgage Corp., MTN, 0.216%, 8/05/2011(b)	3,100,546
5,000,000	Federal National Mortgage Association, 1.750%, 3/23/2011	5,017,210
8,265,000	Federal National Mortgage Association, 4.750%, 11/19/2012	8,893,239

		78,114,595

	Government Sponsored – 3.9%
1,070,000	Federal Home Loan Bank, 0.231%, 10/06/2011(b)	1,070,076
6,800,000	Federal Home Loan Bank, 1.125%, 6/03/2011	6,826,452
5,000,000	Federal Home Loan Bank, 1.625%, 7/27/2011	5,036,585
1,700,000	Federal Home Loan Bank, 3.625%, 9/16/2011	1,739,914

		14,673,027

	Hybrid ARMs – 0.2%
780,729	FNMA, 5.983%, 2/01/2037(b)	831,147

	Mortgage Related – 22.4%
8,868,061	FHLMC, 4.000%, with various maturities from 2024 to 2025(c)	9,127,101
14,605,927	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	15,268,402
2,174,378	FHLMC, 5.500%, 10/01/2023	2,331,680
3,035,072	FHLMC, 6.000%, with various maturities from 2019 to 2021(c)	3,314,606
4,682,646	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	5,219,972
128,830	FHLMC, 7.000%, 2/01/2016	140,316
9,807	FHLMC, 7.500%, with various maturities from 2012 to 2026(c)	10,537
8,453	FHLMC, 8.000%, 9/01/2015	9,291
3,769	FHLMC, 10.000%, 7/01/2019	4,305
104,501	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	108,137
7,104,556	FNMA, 4.000%, with various maturities from 2018 to 2019(c)	7,412,489

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$8,922,894	FNMA, 4.500%, with various maturities from 2019 to 2025(c)	$9,363,018
5,951,616	FNMA, 5.000%, 4/01/2040	6,261,256
6,947,841	FNMA, 5.500%, with various maturities from 2017 to 2033(c)	7,478,020
12,142,431	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	13,239,372
3,150,972	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	3,521,988
174,869	FNMA, 7.000%, 12/01/2022	193,187
313,239	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	356,545
42,646	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	46,894
76,368	GNMA, 6.000%, 12/15/2031	84,319
254,913	GNMA, 6.500%, 5/15/2031	289,411
259,655	GNMA, 7.000%, 10/15/2028	297,487
1,772	GNMA, 12.500%, 6/15/2014	1,788
14,938	GNMA, 16.000%, with various maturities from 2011 to 2012(c)	15,075
1,923	GNMA, 17.000%, 11/15/2011	1,938

		84,097,134

	Treasuries – 29.4%
1,800,000	U.S. Treasury Note, 0.625%, 6/30/2012	1,805,346
19,725,000	U.S. Treasury Note, 0.875%, 5/31/2011	19,781,256
20,425,000	U.S. Treasury Note, 1.000%, 9/30/2011	20,535,111
54,655,000	U.S. Treasury Note, 1.375%, 9/15/2012	55,447,060
12,400,000	U.S. Treasury Note, 1.875%, 6/30/2015	12,449,402

		110,018,175

	Total Bonds and Notes (Identified Cost $358,789,669)	370,145,317

Short-Term Investments – 0.8%
2,811,237	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $2,811,237 on 1/03/2011 collateralized by $2,845,000 Federal National Mortgage Association, 1.875% due 1/21/2014 valued at $2,869,894 including accrued interest(d) (Identified Cost $2,811,237)	2,811,237

	Total Investments – 99.6% (Identified Cost $361,600,906)(a)	372,956,554
	Other assets less liabilities – 0.4%	1,679,057

	Net Assets – 100.0%	$374,635,611

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $362,571,057 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,309,818
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(924,321)

Net unrealized appreciation	$10,385,497

At September 30, 2010, the Fund had a capital loss carryforward of $815,748 of which $715,432 expires on September 30, 2015 and $100,316 expires on September 30, 2016. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $6,081,299 or 1.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association
MTN	Medium Term Note

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$370,145,317	$—	$370,145,317
Short-Term Investments	—	2,811,237	—	2,811,237

Total	$—	$372,956,554	$—	$372,956,554

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	29.4%
Mortgage Related	22.4
Government Owned - No Guarantee	20.9
Commercial Mortgage-Backed Securities	14.5
Government Sponsored	3.9
Collateralized Mortgage Obligations	3.1
Other Investments, less than 2% each	4.6
Short-Term Investments	0.8

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets
	Auto Components – 2.2%
38,336	BorgWarner, Inc.(b)	$2,773,993

	Biotechnology – 1.7%
27,457	Alexion Pharmaceuticals, Inc.(b)	2,211,661

	Capital Markets – 3.5%
22,670	Greenhill & Co., Inc.	1,851,686
39,286	T. Rowe Price Group, Inc.	2,535,518

		4,387,204

	Chemicals – 2.0%
19,168	CF Industries Holdings, Inc.	2,590,555

	Commercial Services & Supplies – 1.8%
27,608	Stericycle, Inc.(b)	2,234,039

	Communications Equipment – 5.6%
35,885	Acme Packet, Inc.(b)	1,907,646
25,154	F5 Networks, Inc.(b)	3,274,045
53,540	Riverbed Technology, Inc.(b)	1,883,002

		7,064,693

	Computers & Peripherals – 2.0%
45,706	NetApp, Inc.(b)	2,512,002

	Diversified Financial Services – 1.5%
15,680	IntercontinentalExchange, Inc.(b)	1,868,272

	Electrical Equipment – 1.5%
26,231	Rockwell Automation, Inc.	1,881,025
	Energy Equipment & Services – 3.1%
71,670	Complete Production Services, Inc.(b)	2,117,849
23,293	Dril-Quip, Inc.(b)	1,810,332

		3,928,181

	Food Products – 3.4%
35,156	Diamond Foods, Inc.	1,869,596
38,813	Mead Johnson Nutrition Co.	2,416,109

		4,285,705

	Health Care Equipment & Supplies – 2.7%
22,429	Edwards Lifesciences Corp.(b)	1,813,161
64,772	NxStage Medical, Inc.(b)	1,611,527

		3,424,688

	Health Care Providers & Services – 1.3%
25,383	HMS Holdings Corp.(b)	1,644,057

	Health Care Technology – 1.3%
39,502	SXC Health Solutions Corp.(b)	1,693,056

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 4.7%
44,995	Ctrip.com International Ltd., ADR(b)	$1,820,048
29,549	Starwood Hotels & Resorts Worldwide, Inc.	1,795,988
22,182	Wynn Resorts Ltd.	2,303,379

		5,919,415

	Internet & Catalog Retail – 3.9%
13,457	NetFlix, Inc.(b)	2,364,395
6,431	Priceline.com, Inc.(b)	2,569,506

		4,933,901

	Internet Software & Services – 2.8%
34,087	Akamai Technologies, Inc.(b)	1,603,793
26,899	OpenTable, Inc.(b)	1,895,842

		3,499,635

	IT Services – 1.5%
48,323	VeriFone Systems, Inc.(b)	1,863,335

	Life Sciences Tools & Services – 2.0%
16,739	Mettler-Toledo International, Inc.(b)	2,531,104

	Machinery – 8.4%
25,523	Cummins, Inc.	2,807,785
41,913	Joy Global, Inc.	3,635,953
21,913	Parker Hannifin Corp.	1,891,092
37,155	WABCO Holdings, Inc.(b)	2,263,854

		10,598,684

	Metals & Mining – 8.9%
26,676	Cliffs Natural Resources, Inc.	2,080,995
78,631	Ivanhoe Mines Ltd.(b)	1,802,223
78,631	Ivanhoe Mines Ltd., (Rights)(b)	110,083
86,497	Stillwater Mining Co.(b)	1,846,711
37,482	Teck Resources Ltd., Class B	2,317,512
24,394	Walter Energy, Inc.	3,118,529

		11,276,053

	Multiline Retail – 4.1%
53,533	Dollar Tree, Inc.(b)	3,002,131
43,806	Family Dollar Stores, Inc.	2,177,596

		5,179,727

	Oil, Gas & Consumable Fuels – 4.9%
45,984	Brigham Exploration Co.(b)	1,252,604
42,026	Concho Resources, Inc.(b)	3,684,419
23,435	Massey Energy Co.	1,257,288

		6,194,311

	Pharmaceuticals – 1.6%
33,009	Perrigo Co.	2,090,460

	Real Estate Management & Development – 1.6%
101,294	CB Richard Ellis Group, Inc., Class A(b)	2,074,501

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 3.0%
100,039	ARM Holdings PLC, Sponsored ADR	$2,075,809
25,739	Cree, Inc.(b)	1,695,943

		3,771,752

	Software – 6.9%
47,884	Autodesk, Inc.(b)	1,829,169
42,499	Informatica Corp.(b)	1,871,231
31,684	Rovi Corp.(b)	1,964,725
23,506	Salesforce.com, Inc.(b)	3,102,792

		8,767,917

	Specialty Retail – 3.5%
32,912	Abercrombie & Fitch Co., Class A	1,896,718
9,091	AutoZone, Inc.(b)	2,478,116

		4,374,834

	Textiles, Apparel & Luxury Goods – 5.6%
37,164	Coach, Inc.	2,055,541
38,595	Fossil, Inc.(b)	2,720,175
33,626	Lululemon Athletica, Inc.(b)	2,300,691

		7,076,407

	Total Common Stocks (Identified Cost $94,138,255)	122,651,167

Principal Amount	Description	Value (†)
Short-Term Investments – 3.3%
$4,173,276	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $4,173,276 on 1/03/2011 collateralized by $4,280,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $4,258,600, including accrued interest(c) (Identified Cost $4,173,276)	4,173,276

	Total Investments – 100.3% (Identified Cost $98,311,531)(a)	126,824,443
	Other assets less liabilities – (0.3)%	(340,457)

	Net Assets – 100.0%	$126,483,986

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Domestic exchange–traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $98,311,531 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,796,736
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(283,824)

Net unrealized appreciation	$28,512,912

At September 30, 2010, the Fund had a capital loss carryforward of $73,463,461 of which $21,142,388 expires on September 30, 2011; $33,667,761 expires on September 30, 2017 and $18,653,312 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$122,651,167	$—	$—	$122,651,167
Short-Term Investments	—	4,173,276	—	4,173,276

Total	$122,651,167	$4,173,276	$—	$126,824,443

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Metals & Mining	8.9%
Machinery	8.4
Software	6.9
Textiles, Apparel & Luxury Goods	5.6
Communications Equipment	5.6
Oil, Gas & Consumable Fuels	4.9
Hotels, Restaurants & Leisure	4.7
Multiline Retail	4.1
Internet & Catalog Retail	3.9
Capital Markets	3.5
Specialty Retail	3.5
Food Products	3.4
Energy Equipment & Services	3.1
Semiconductors & Semiconductor Equipment	3.0
Internet Software & Services	2.8
Health Care Equipment & Supplies	2.7
Auto Components	2.2
Chemicals	2.0
Life Sciences Tools & Services	2.0
Computers & Peripherals	2.0
Other Investments, less than 2% each	13.8
Short-Term Investments	3.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.7% of Net Assets
	Aerospace & Defense – 2.5%
33,574	HEICO Corp.	$1,713,281
114,856	Hexcel Corp.(b)	2,077,745
19,560	Ladish Co., Inc.(b)	950,812

		4,741,838

	Air Freight & Logistics – 2.3%
37,612	Atlas Air Worldwide Holdings, Inc.(b)	2,099,878
60,494	HUB Group, Inc., Class A(b)	2,125,759

		4,225,637

	Auto Components – 2.2%
187,405	Amerigon, Inc.(b)	2,038,967
48,408	Tenneco, Inc.(b)	1,992,473

		4,031,440

	Biotechnology – 2.8%
90,265	Cepheid, Inc.(b)	2,053,529
60,360	Clinical Data, Inc.(b)	960,328
47,721	Genomic Health, Inc.(b)	1,020,752
27,054	Pharmasset, Inc.(b)	1,174,414

		5,209,023

	Building Products – 1.0%
78,310	Trex Company, Inc.(b)	1,876,308

	Capital Markets – 3.2%
60,039	Evercore Partners, Inc., Class A	2,041,326
21,165	Greenhill & Co., Inc.	1,728,757
35,346	Stifel Financial Corp.(b)	2,192,866

		5,962,949

	Commercial Banks – 2.1%
39,264	Signature Bank(b)	1,963,200
38,722	SVB Financial Group(b)	2,054,202

		4,017,402

	Commercial Services & Supplies – 1.2%
80,368	Waste Connections, Inc.	2,212,531

	Communications Equipment – 1.8%
59,432	Aruba Networks, Inc.(b)	1,240,940
101,127	Ciena Corp.(b)	2,128,723

		3,369,663

	Construction & Engineering – 0.8%
100,423	MasTec, Inc.(b)	1,465,172

	Consumer Finance – 0.8%
120,212	Netspend Holdings, Inc.(b)	1,541,118

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 1.0%
66,473	K12, Inc.(b)	$1,905,116

	Diversified Financial Services – 1.1%
54,824	MSCI, Inc., Class A(b)	2,135,943

	Electrical Equipment – 2.0%
99,298	GrafTech International Ltd.(b)	1,970,072
43,548	Polypore International, Inc.(b)	1,773,710

		3,743,782

	Electronic Equipment, Instruments & Components – 2.1%
66,913	IPG Photonics Corp.(b)	2,115,789
96,988	Maxwell Technologies, Inc.(b)	1,832,103

		3,947,892

	Energy Equipment & Services – 2.9%
25,492	Lufkin Industries, Inc.	1,590,446
25,762	Oceaneering International, Inc.(b)	1,896,856
50,714	T-3 Energy Services, Inc.(b)	2,019,939

		5,507,241

	Food & Staples Retailing – 0.6%
28,435	Fresh Market, Inc. (The)(b)	1,171,522

	Food Products – 1.2%
43,144	Diamond Foods, Inc.	2,294,398

	Health Care Equipment & Supplies – 5.9%
84,866	Align Technology, Inc.(b)	1,658,282
112,746	Insulet Corp.(b)	1,747,563
62,121	NxStage Medical, Inc.(b)	1,545,571
55,638	ResMed, Inc.(b)	1,927,300
65,633	Volcano Corp.(b)	1,792,437
63,991	Zoll Medical Corp.(b)	2,382,385

		11,053,538

	Health Care Providers & Services – 4.0%
88,706	ExamWorks Group, Inc.(b)	1,639,287
87,458	Hanger Orthopedic Group, Inc.(b)	1,853,235
32,050	HMS Holdings Corp.(b)	2,075,879
28,975	MWI Veterinary Supply, Inc.(b)	1,829,771

		7,398,172

	Health Care Technology – 2.0%
85,673	MedAssets, Inc.(b)	1,729,738
48,373	SXC Health Solutions Corp.(b)	2,073,267

		3,803,005

	Hotels, Restaurants & Leisure – 3.1%
47,572	Life Time Fitness, Inc.(b)	1,949,976
19,241	Panera Bread Co., Class A(b)	1,947,382
110,021	Texas Roadhouse, Inc.(b)	1,889,060

		5,786,418

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 1.2%
58,087	Tempur-Pedic International, Inc.(b)	$2,326,965

	Internet Software & Services – 5.3%
51,559	Ancestry.com, Inc.(b)	1,460,151
59,774	Constant Contact, Inc.(b)	1,852,396
70,618	Dice Holdings, Inc.(b)	1,013,368
57,246	Monster Worldwide, Inc.(b)	1,352,723
69,445	Vocus, Inc.(b)	1,920,849
45,058	WebMD Health Corp.(b)	2,300,662

		9,900,149

	IT Services – 1.6%
57,706	iGATE Corp.	1,137,385
155,188	Sapient Corp.	1,877,775

		3,015,160

	Machinery – 1.3%
28,675	Chart Industries, Inc.(b)	968,642
80,443	Westport Innovations, Inc.(b)	1,489,804

		2,458,446

	Media – 1.1%
72,181	Imax Corp.(b)	2,024,677

	Metals & Mining – 0.7%
20,013	Schnitzer Steel Industries, Inc., Class A	1,328,663

	Oil, Gas & Consumable Fuels – 5.4%
51,018	Approach Resources, Inc.(b)	1,178,516
67,587	Brigham Exploration Co.(b)	1,841,070
60,663	Comstock Resources, Inc.(b)	1,489,883
54,255	Oasis Petroleum, Inc.(b)	1,471,395
48,386	Rosetta Resources, Inc.(b)	1,821,249
64,799	World Fuel Services Corp.	2,343,132

		10,145,245

	Pharmaceuticals – 2.2%
169,890	Inspire Pharmaceuticals, Inc.(b)	1,427,076
98,182	Nektar Therapeutics(b)	1,261,639
92,428	Questcor Pharmaceuticals, Inc.(b)	1,361,464

		4,050,179

	Professional Services – 3.5%
46,947	Advisory Board Co. (The)(b)	2,236,086
72,974	ICF International, Inc.(b)	1,876,891
30,716	IHS, Inc., Class A(b)	2,469,259

		6,582,236

	Road & Rail – 1.1%
37,340	Genesee & Wyoming, Inc., Class A(b)	1,977,153

	Semiconductors & Semiconductor Equipment – 8.8%
111,865	Advanced Energy Industries, Inc.(b)	1,525,839
46,757	Cavium Network, Inc.(b)	1,761,804
45,183	Cymer, Inc.(b)	2,036,398

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
144,974	GT Solar International, Inc.(b)	$1,322,163
32,232	Hittite Microwave Corp.(b)	1,967,441
67,315	Inphi Corp.(b)	1,352,358
49,721	Netlogic Microsystems, Inc.(b)	1,561,737
35,587	Power Integrations, Inc.	1,428,462
31,623	Silicon Laboratories, Inc.(b)	1,455,290
55,050	Varian Semiconductor Equipment Associates, Inc.(b)	2,035,198

		16,446,690

	Software – 9.5%
137,775	Ariba, Inc.(b)	3,236,335
42,872	Blackboard, Inc.(b)	1,770,614
39,286	Concur Technologies, Inc.(b)	2,040,122
69,782	Informatica Corp.(b)	3,072,501
52,006	QLIK Technologies, Inc.(b)	1,342,275
67,815	SuccessFactors, Inc.(b)	1,963,922
49,888	Ultimate Software Group, Inc.(The)(b)	2,426,053
54,042	VanceInfo Technologies, Inc., ADR(b)	1,866,611

		17,718,433

	Specialty Retail – 6.0%
54,072	Asbury Automotive Group, Inc.(b)	999,250
51,979	DSW, Inc., Class A(b)	2,032,379
53,144	Hibbett Sports, Inc.(b)	1,961,014
18,715	J. Crew Group, Inc.(b)	807,365
44,787	Monro Muffler Brake, Inc.	1,549,165
52,626	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,789,284
62,003	Vitamin Shoppe, Inc.(b)	2,085,781

		11,224,238

	Textiles, Apparel & Luxury Goods – 2.4%
15,640	Deckers Outdoor Corp.(b)	1,247,134
37,561	G-III Apparel Group Ltd.(b)	1,320,269
29,733	Phillips-Van Heusen Corp.	1,873,476

		4,440,879

	Total Common Stocks (Identified Cost $134,648,903)	181,039,221

Principal Amount	Description	Value (†)
Short-Term Investments – 8.5%
$15,797,928	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $15,797,928 on 1/03/2011 collateralized by $14,570,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $16,118,063 including accrued interest(c) (Identified Cost $15,797,928)	15,797,928

	Total Investments – 105.2% (Identified Cost $150,446,831)(a)	196,837,149
	Other assets less liabilities – (5.2)%	(9,678,959)

	Net Assets – 100.0%	$187,158,190

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $150,445,893 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,966,673
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(575,417)

Net unrealized appreciation	$46,391,256

At September 30, 2010, the Fund had a capital loss carryforward of $86,164,558 of which $59,283,040 expires on September 30, 2011; $14,995,800 expires on September 30, 2017 and $11,885,718 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after enactment of the Act must be fully used before capital loss carryforwards generated in taxable years prior to enactment of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$181,039,221	$—	$—	$181,039,221
Short-Term Investments	—	15,797,928	—	15,797,928
Total	$181,039,221	$15,797,928	$—	$196,837,149

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Software	9.5%
Semiconductors & Semiconductor Equipment	8.8
Specialty Retail	6.0
Health Care Equipment & Supplies	5.9
Oil, Gas & Consumable Fuels	5.4
Internet Software & Services	5.3
Health Care Providers & Services	4.0
Professional Services	3.5
Capital Markets	3.2
Hotels, Restaurants & Leisure	3.1
Energy Equipment & Services	2.9
Biotechnology	2.8
Aerospace & Defense	2.5
Textiles, Apparel & Luxury Goods	2.4
Air Freight & Logistics	2.3
Pharmaceuticals	2.2
Auto Components	2.2
Commercial Banks	2.1
Electronic Equipment, Instruments & Components	2.1
Health Care Technology	2.0
Electrical Equipment	2.0
Other Investments, less than 2% each	16.5
Short-Term Investments	8.5

Total Investments	105.2
Other assets less liabilities	(5.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.3% of Net Assets
Non-Convertible Bonds – 78.6%
	ABS Car Loan – 0.1%
$7,211,250	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.401%, 8/20/2013, 144A(b)	$6,937,760
4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	3,959,037

		10,896,797

	Aerospace & Defense – 0.1%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	633,438
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,564,000

		12,197,438

	Airlines – 2.3%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	37,352,019
179,522	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	180,419
1,577,999	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	1,862,039
116,914	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	121,591
5,764,119	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	6,023,504
3,339,995	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	3,306,595
3,046,379	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	3,023,531
5,721,781	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	5,721,781
5,029,719	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	5,054,868
1,314,717	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,485,631
1,482,915	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,653,451
3,409,712	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,426,760
1,861,429	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,983,185
2,596,637	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	2,590,145
11,493,463	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	12,125,603
19,298,951	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	19,684,930
19,191,567	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	21,974,344
16,943,625	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	18,892,141

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$2,825,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	$3,075,719
2,450,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	2,529,625
1,472,356	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	1,560,697
8,142,151	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	8,304,994
25,800,820	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	26,703,848
6,763,459	Delta Air Lines, Inc., Series 2009-1, Series B, 9.750%, 12/17/2016	7,405,988
2,146,447	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	2,189,376
19,092,799	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	19,761,047
1,500,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	1,571,596
32,710,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	34,807,398
20,244,097	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	20,294,707
10,694,272	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	12,351,884
19,140,000	US Airways Pass Through Trust, Series 2010-1, Class B, 8.500%, 10/22/2018	19,140,000

		306,159,416

	Automotive – 2.3%
265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	277,256
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,932,635
2,145,000	Cummins, Inc., 7.125%, 3/01/2028	2,340,555
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	8,903,098
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	6,283,950
5,700,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	8,909,083
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	18,107,978
1,975,000	Ford Motor Co., 6.500%, 8/01/2018	2,044,125
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,180,350
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	72,397,057
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,353,175
90,200,000	Ford Motor Co., 7.450%, 7/16/2031	96,626,750
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,358,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$39,805,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	$42,774,931
14,595,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	16,309,314
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,703,265
9,635,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	10,983,900
3,100,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	3,340,250
5,300,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	5,936,000

		306,762,122

	Banking – 6.1%
35,240,000	AgriBank FCB, 9.125%, 7/15/2019, 144A(c)	41,850,390
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	22,476,496
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	18,736,003
1,675,000	Bank of America Corp., 5.420%, 3/15/2017	1,659,841
4,560,000	Bank of America Corp., 6.000%, 9/01/2017	4,778,903
8,020,000	Bank of America NA, 5.300%, 3/15/2017	8,127,733
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	34,560,648
56,650,000,000	Barclays Financial LLC, 4.470%, 12/04/2011, 144A, (KRW)	50,299,500
224,520,000,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A, (IDR)	24,325,907
47,120,000	Citigroup, Inc., 5.000%, 9/15/2014	48,744,603
985,000	Citigroup, Inc., 5.850%, 12/11/2034	961,557
22,790,000	Citigroup, Inc., 5.875%, 2/22/2033	21,185,835
10,819,000	Citigroup, Inc., 6.000%, 10/31/2033	10,128,174
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	5,806,734
45,862,000	Citigroup, Inc., 6.375%, 8/12/2014	50,687,003
3,350,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	4,098,278
64,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	68,956,608
9,905,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	10,314,691
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	392,939
30,375,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	31,055,279

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,285,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	$1,327,869
3,120,000	HBOS PLC, 6.000%, 11/01/2033, 144A	2,326,469
119,806,078	HSBC Bank USA, Zero Coupon, 11/28/2011, 144A	113,252,686
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,113,270
109,312,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A, (IDR)	12,000,055
229,157,783,660	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	23,828,849
599,726,100,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A, (IDR)	65,836,746
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	25,351,482
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,020,117
1,400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	1,263,746
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	30,713,855
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,096,124
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	5,920,477
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	746,583
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,305,730
15,195,000	Morgan Stanley, 4.750%, 4/01/2014	15,560,090
10,500,000	Morgan Stanley, 5.500%, 7/24/2020	10,607,877
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	6,729,908
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,569,675
2,900,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	3,021,220
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,512,388
5,050,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	7,864,200

		817,116,538

	Brokerage – 0.0%
880,000	Jefferies Group, Inc., 6.250%, 1/15/2036	788,302
3,285,000	Jefferies Group, Inc., 8.500%, 7/15/2019	3,756,007

		4,544,309

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 1.0%
$3,255,000	Masco Corp., 4.800%, 6/15/2015	$3,204,651
2,220,000	Masco Corp., 5.850%, 3/15/2017	2,212,354
13,440,000	Masco Corp., 6.125%, 10/03/2016	13,735,277
2,045,000	Masco Corp., 6.500%, 8/15/2032	1,799,541
18,935,000	Owens Corning, Inc., 6.500%, 12/01/2016	20,054,456
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	37,070,590
46,412,000	USG Corp., 6.300%, 11/15/2016	40,610,500
14,155,000	USG Corp., 9.750%, 1/15/2018	13,730,350

		132,417,719

	Chemicals – 0.8%
36,355,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	43,851,910
14,550,000	Hercules, Inc., 6.500%, 6/30/2029	11,276,250
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,557,500
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	5,147,636
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	19,103,040
7,420,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	6,807,850
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	8,034,548
700,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	798,820

		100,577,554

	Collateralized Mortgage Obligations – 0.1%
5,471,994	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.760%, 4/25/2037(b)	3,944,782
5,280,281	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	4,659,083
7,030,963	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.904%, 7/25/2047(b)	4,454,185
6,260,332	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.860%, 4/25/2035(b)	5,917,967

		18,976,017

	Commercial Mortgage-Backed Securities – 0.0%
3,482,592	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.908%, 4/25/2035(b)	3,047,669

	Construction Machinery – 0.7%
48,305,000	Case New Holland, Inc., 7.750%, 9/01/2013	51,927,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	$1,406,623
1,645,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,727,250
10,790,000	Terex Corp., 8.000%, 11/15/2017	10,897,900
26,935,000	United Rentals North America, Inc., 10.875%, 6/15/2016	30,773,238

		96,732,886

	Consumer Cyclical Services – 0.6%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	606,350
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,427,500
71,667,000	Western Union Co. (The), 6.200%, 11/17/2036	70,841,396
1,048,000	Western Union Co. (The), 6.200%, 6/21/2040	1,036,772

		76,912,018

	Distributors – 0.0%
1,500,000	EQT Corp., 8.125%, 6/01/2019	1,745,259

	Diversified Manufacturing – 0.4%
1,441,000	Textron Financial Corp., 5.400%, 4/28/2013	1,493,307
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	564,619
13,850,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	18,343,868
5,020,000	Textron, Inc., 5.600%, 12/01/2017	5,271,858
16,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	24,353,693

		50,027,345

	Electric – 3.5%
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)(c)	8,671,181
8,321,983	AES Ironwood LLC, 8.857%, 11/30/2025	8,280,373
1,006,292	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,001,260
52,100,000	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	55,567,776
70,050,991	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	74,348,129
3,145,728	CE Generation LLC, 7.416%, 12/15/2018	3,226,775
31,115,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	29,726,929
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	7,159,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	$6,009,150
8,955,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	5,977,463
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	68,782,000
250,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	280,105
4,875,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	5,401,968
5,940,000	Energy Future Holdings Corp., 10.000%, 1/15/2020, 144A	6,110,912
555,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	625,643
5,310,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	5,462,068
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	12,694,000
43,450,000	NiSource Finance Corp., 6.400%, 3/15/2018	48,166,671
1,286,500	Quezon Power Philippines Co., 8.860%, 6/15/2017	1,341,176
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	24,473,100
655,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	370,075
50,270,000	TXU Corp., Series P, 5.550%, 11/15/2014	30,539,025
101,735,000	TXU Corp., Series Q, 6.500%, 11/15/2024	37,641,950
6,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	2,369,625
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	7,350,151
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	10,200,168
4,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	3,550,360

		465,327,658

	Financial Other – 0.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	23,410,280

	Food & Beverage – 0.2%
2,085,000	ARAMARK Corp., 5.000%, 6/01/2012	2,105,850
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	24,784,347
965,000	Smithfield Foods, Inc., 7.750%, 7/01/2017	1,003,600

		27,893,797

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – 0.4%
$26,435,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	$29,279,274
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	17,931,127
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	7,658,877

		54,869,278

	Health Insurance – 0.1%
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	15,831,185

	Healthcare – 2.4%
4,075,000	Boston Scientific Corp., 5.125%, 1/12/2017	4,067,461
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,934,539
10,230,000	Boston Scientific Corp., 6.000%, 1/15/2020	10,663,742
4,155,000	Boston Scientific Corp., 6.400%, 6/15/2016	4,447,753
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	16,546,702
17,785,000	HCA, Inc., 5.750%, 3/15/2014	17,518,225
3,800,000	HCA, Inc., 6.250%, 2/15/2013	3,876,000
17,035,000	HCA, Inc., 6.375%, 1/15/2015	16,736,888
49,350,000	HCA, Inc., 6.500%, 2/15/2016	48,239,625
2,074,000	HCA, Inc., 6.750%, 7/15/2013	2,131,035
14,620,000	HCA, Inc., 7.050%, 12/01/2027	12,755,950
11,104,000	HCA, Inc., 7.190%, 11/15/2015	10,881,920
20,447,000	HCA, Inc., 7.500%, 12/15/2023	18,760,122
22,250,000	HCA, Inc., 7.500%, 11/06/2033	20,470,000
46,148,000	HCA, Inc., 7.690%, 6/15/2025	44,302,080
32,745,000	HCA, Inc., 8.360%, 4/15/2024	32,171,962
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	14,510,263
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	8,756,370
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	3,318,970
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	26,047,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$4,765,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	$5,074,725

		324,211,532

	Home Construction – 0.9%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	11,631,112
4,830,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	3,694,950
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	11,453,438
6,040,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	4,983,000
2,490,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	2,060,475
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	4,481,625
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	1,673,775
1,235,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	1,210,300
1,685,000	KB Home, 5.750%, 2/01/2014	1,685,000
8,340,000	KB Home, 5.875%, 1/15/2015	8,131,500
5,805,000	KB Home, 6.250%, 6/15/2015	5,746,950
11,315,000	KB Home, 7.250%, 6/15/2018	10,749,250
3,745,000	Pulte Group, Inc., 5.200%, 2/15/2015	3,642,013
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	34,972,400
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	9,958,450
4,110,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	4,201,369

		120,275,607

	Independent Energy – 1.1%
5,990,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	6,524,949
48,410,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	48,283,601
4,185,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	5,627,368
14,650,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	14,723,250
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	22,973,625
15,054,000	Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	15,129,270
3,000,000	Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A	3,247,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$6,495,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	$6,706,087
4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	5,013,934
13,570,000	QEP Resources, Inc., 6.875%, 3/01/2021	14,248,500
2,499,000	Swift Energy Co., 7.125%, 6/01/2017	2,505,248
715,000	Williams Cos., Inc. (The), 7.750%, 6/15/2031	806,422
444,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	524,070
2,984,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	3,351,187

		149,665,011

	Industrial Other – 0.2%
350,000	Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013	353,062
20,000,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	18,200,000
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,343,360

		28,896,422

	Life Insurance – 0.6%
2,185,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	2,250,980
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	20,236,162
4,815,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	4,875,857
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,821,118
15,930,000	MetLife, Inc., 6.400%, 12/15/2066	14,974,200
9,620,000	MetLife, Inc., 10.750%, 8/01/2069	12,890,800
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	8,237,406
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,525,443
6,700,000	Unum Group, 7.125%, 9/30/2016	7,525,507

		77,337,473

	Local Authorities – 1.8%
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,177,890
79,755,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	82,387,538
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	66,736,111
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	60,508,456

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	$27,281,218

		240,091,213

	Lodging – 0.0%
5,850,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	5,948,491

	Media Cable – 1.5%
156,702,000	Comcast Corp., 6.950%, 8/15/2037	177,240,618
400,000	CSC Holdings LLC, 7.875%, 2/15/2018	445,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	26,331,833

		204,017,451

	Media Non-Cable – 0.4%
5,200,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	5,096,000
3,785,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	3,671,450
4,740,000	Clear Channel Communications, Inc., 6.250%, 3/15/2011	4,728,150
39,020,000	News America, Inc., 6.150%, 3/01/2037	40,681,589

		54,177,189

	Metals & Mining – 0.5%
10,000,000	Alcoa, Inc., 5.720%, 2/23/2019	10,141,930
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	3,923,221
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,316,819
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,417,973
12,745,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	11,470,500
7,000,000	United States Steel Corp., 6.050%, 6/01/2017	6,903,750
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	5,694,360
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	16,681,525

		60,550,078

	Non-Captive Consumer – 4.8%
22,750,000	American General Finance Corp., 3.250%, 1/16/2013, (EUR)	26,463,461
7,920,000	American General Finance Corp., MTN, 5.750%, 9/15/2016	6,138,000
6,900,000	American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	6,520,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Non-Captive Consumer – continued
$9,700,000		American General Finance Corp., Series I, MTN, 4.875%, 7/15/2012	$9,130,125
17,610,000		American General Finance Corp., Series I, MTN, 5.850%, 6/01/2013	15,981,075
600,000		American General Finance Corp., Series J, MTN, 5.200%, 12/15/2011	582,750
300,000		American General Finance Corp., Series J, MTN, 5.625%, 8/17/2011	295,125
2,900,000		American General Finance Corp., Series J, MTN, 5.900%, 9/15/2012	2,740,500
800,000		American General Finance Corp., Series J, MTN, 6.500%, 9/15/2017	630,000
240,295,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	194,038,212
69,019,000		Residential Capital LLC, 9.625%, 5/15/2015	69,709,190
995,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	974,972
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,229,511
20,970,000		SLM Corp., MTN, 5.050%, 11/14/2014	20,040,693
3,695,000		SLM Corp., MTN, 5.125%, 8/27/2012	3,771,679
2,160,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,190,035
4,700,000		SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	6,042,317
54,478,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	54,618,880
41,770,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	40,239,547
14,465,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	12,294,758
19,605,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	19,996,453
24,705,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	24,826,746
1,390,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	1,414,527
30,355,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	23,818,081
95,060,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	98,801,752

			643,488,889

		Non-Captive Diversified – 8.5%
22,211,000		Ally Financial, Inc., 6.750%, 12/01/2014	23,377,077
2,947,000		Ally Financial, Inc., 6.875%, 8/28/2012	3,079,615
17,038,000		Ally Financial, Inc., 7.500%, 12/31/2013	18,273,255
35,400,000		Ally Financial, Inc., 7.500%, 9/15/2020, 144A	37,125,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	$34,591,882
25,955,000	Ally Financial, Inc., 8.000%, 11/01/2031	27,966,512
49,800,000	Ally Financial, Inc., 8.300%, 2/12/2015	54,780,000
18,096,402	CIT Group, Inc., 7.000%, 5/01/2013	18,458,330
27,144,615	CIT Group, Inc., 7.000%, 5/01/2014	27,416,061
27,144,615	CIT Group, Inc., 7.000%, 5/01/2015	27,212,477
67,386,037	CIT Group, Inc., 7.000%, 5/01/2016	67,638,735
70,757,457	CIT Group, Inc., 7.000%, 5/01/2017	70,934,351
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	5,087,415
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	62,800,520
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	51,425,474
115,000,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	91,018,331
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	48,501,150
15,305,000	General Electric Capital Corp., Series A, MTN, 0.589%, 5/13/2024(b)	12,849,114
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	196,159,860
5,760,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	5,778,858
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	364,050
10,985,000	International Lease Finance Corp., 6.375%, 3/25/2013	11,259,625
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	21,898,125
16,430,000	International Lease Finance Corp., 8.250%, 12/15/2020	16,922,900
24,750,000	International Lease Finance Corp., 8.625%, 9/15/2015, 144A	26,606,250
415,000	International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	415,000
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,633,100
2,547,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,527,898
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	32,868,990
3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	2,821,875
16,160,000	iStar Financial, Inc., 5.650%, 9/15/2011	16,018,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$11,800,000	iStar Financial, Inc., 5.850%, 3/15/2017	$10,162,750
17,840,000	iStar Financial, Inc., 5.875%, 3/15/2016	15,364,700
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	3,735,625
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	32,670,900
2,920,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	2,635,300
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	40,929,675

		1,124,310,130

	Oil Field Services – 1.3%
7,015,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	7,137,762
8,060,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	8,180,900
10,860,000	Nabors Industries, Inc., 6.150%, 2/15/2018	11,591,475
77,565,000	Nabors Industries, Inc., 9.250%, 1/15/2019	96,117,462
3,095,000	Parker Drilling Co., 9.125%, 4/01/2018	3,234,275
16,035,000	Rowan Cos., Inc., 7.875%, 8/01/2019	18,608,650
15,520,000	Weatherford International Ltd., 6.500%, 8/01/2036	15,851,166
2,975,000	Weatherford International Ltd., 6.800%, 6/15/2037	3,125,624
9,580,000	Weatherford International Ltd., 7.000%, 3/15/2038	10,276,054

		174,123,368

	Packaging – 0.3%
2,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	3,404,892
1,750,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	2,379,449
33,261,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	35,339,813

		41,124,154

	Paper – 1.5%
6,100,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	6,405,000
12,430,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	13,455,475
11,605,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	12,533,400
120,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	137,400
42,425,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	47,887,219

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$16,475,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	$18,822,687
11,003,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	13,533,690
30,320,000	International Paper Co., 7.950%, 6/15/2018	36,079,678
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	14,645,395
25,210,000	Westvaco Corp., 8.200%, 1/15/2030	26,584,878
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	2,788,712
5,490,000	Weyerhaeuser Co., 7.375%, 3/15/2032	5,549,764

		198,423,298

	Pharmaceuticals – 0.3%
33,207,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	33,705,105

	Pipelines – 2.2%
19,745,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	20,501,826
15,685,000	El Paso Corp., 6.950%, 6/01/2028	14,493,944
1,500,000	El Paso Corp., 7.420%, 2/15/2037	1,412,715
1,000,000	El Paso Corp., GMTN, 7.750%, 1/15/2032	994,731
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	746,057
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,776,743
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	9,609,179
13,175,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	14,866,446
5,100,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	6,165,839
500,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	476,255
44,419,359	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	47,943,147
81,710,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	89,454,229
3,425,000	ONEOK Partners LP, 6.650%, 10/01/2036	3,714,138
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	22,804,962
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	47,014,629
4,168,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	4,199,260

		290,174,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.3%
$3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	$3,588,022
11,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	10,126,681
6,080,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	3,268,000
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	10,876,566
4,445,000	XL Group PLC, 6.250%, 5/15/2027	4,377,552
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,434,640

		33,671,461

	Property Trust – 0.4%
46,015,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	51,261,768

	Railroads – 0.0%
1,200,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	1,207,236
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	876,280

		2,083,516

	Refining – 0.0%
1,335,000	Valero Energy Corp., 6.625%, 6/15/2037	1,355,870

	REITs - Apartments – 0.3%
2,025,000	Camden Property Trust, 5.000%, 6/15/2015	2,139,285
27,950,000	Camden Property Trust, 5.700%, 5/15/2017	29,494,880
3,300,000	ERP Operating LP, 5.125%, 3/15/2016	3,560,215

		35,194,380

	REITs - Diversified – 0.0%
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	4,197,152

	REITs - Office Property – 0.4%
47,305,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	48,700,545

	REITs - Regional Malls – 0.1%
4,900,000	Simon Property Group LP, 5.750%, 12/01/2015	5,443,851
450,000	Simon Property Group LP, 6.125%, 5/30/2018	505,776

		5,949,627

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Warehouse/Industrials – 0.1%
$4,180,000	ProLogis, 5.625%, 11/15/2015	$4,386,676
3,915,000	ProLogis, 5.625%, 11/15/2016	4,023,618
4,635,000	ProLogis, 5.750%, 4/01/2016	4,812,312
1,662,000	ProLogis, 6.625%, 5/15/2018	1,764,700
1,100,000	ProLogis, 6.875%, 3/15/2020	1,167,897
2,080,000	ProLogis, 7.375%, 10/30/2019	2,271,940

		18,427,143

	Retailers – 1.1%
8,758,000	Dillard’s, Inc., 6.625%, 1/15/2018	8,539,050
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	2,876,125
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,145,130
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,395,000
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	410,125
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	10,475,400
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,629,725
37,064,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	33,728,240
635,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	655,638
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,536,687
15,907,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	15,588,860
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,661,250
2,365,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,323,613
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,344,747
32,675,000	Toys R Us, Inc., 7.375%, 10/15/2018	32,021,500
8,355,000	Toys R Us, Inc., 7.875%, 4/15/2013	8,793,637

		146,124,727

	Sovereigns – 4.3%
104,626,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	13,326,171
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,186,185

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Sovereigns – continued
272,460,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	$27,192,657
2,350,305	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	19,761,593
18,686,981	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	161,994,185
2,037,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	17,673,243
10,530,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	10,878,639
24,800,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	25,779,791
6,225,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	7,208,601
56,700,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	35,471,657
140,235,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	97,826,584
107,840,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	77,144,578
18,400,000		Republic of Croatia, 6.750%, 11/05/2019, 144A	19,256,557
1,747,280,000		Republic of Iceland, Zero Coupon, 3/15/2011, (ISK)	8,296,821
2,457,025,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	12,047,534
3,178,700,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	16,714,791
3,722,839,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	18,345,046

			570,104,633

		Supermarkets – 0.6%
2,000,000		American Stores Co., 7.900%, 5/01/2017	1,880,000
72,681,000		New Albertson’s, Inc., 7.450%, 8/01/2029	54,510,750
19,060,000		New Albertson’s, Inc., 7.750%, 6/15/2026	14,676,200
4,895,000		New Albertson’s, Inc., 8.000%, 5/01/2031	3,671,250
1,510,000		New Albertson’s, Inc., 8.700%, 5/01/2030	1,211,775
13,242,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	9,269,400

			85,219,375

		Supranational – 1.5%
20,250,000		European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	12,201,479
16,375,000		European Investment Bank, 11.250%, 2/14/2013, (BRL)	10,287,643
460,500,000,000		European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	44,670,033

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – continued
24,398,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	$19,622,496
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	62,122,450
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	22,973,112
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	19,548,066
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,464,920

		197,890,199

	Technology – 2.2%
1,370,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020, 144A	1,421,375
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	46,223,737
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,072,888
48,385,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	38,224,150
5,065,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,026,675
2,435,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,742,757
17,585,000	Avnet, Inc., 5.875%, 3/15/2014	18,760,663
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	38,110,846
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	12,538,982
6,150,000	Corning, Inc., 6.850%, 3/01/2029	6,802,269
4,725,000	Corning, Inc., 7.250%, 8/15/2036	5,392,123
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	3,576,300
11,626,000	Equifax, Inc., 7.000%, 7/01/2037	12,659,807
285,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	297,825
6,290,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	6,620,225
475,000	Motorola, Inc., 6.000%, 11/15/2017	503,597
10,830,000	Motorola, Inc., 6.500%, 9/01/2025	11,137,669
22,539,000	Motorola, Inc., 6.500%, 11/15/2028	22,183,921
23,255,000	Motorola, Inc., 6.625%, 11/15/2037	23,033,612
250,000	Motorola, Inc., 7.500%, 5/15/2025	271,835
9,350,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	6,358,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$11,770,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	$2,589,400
255,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	288,403
21,822,000	Xerox Capital Trust I, 8.000%, 2/01/2027	22,203,885
1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	1,982,051

		289,022,995

	Tobacco – 0.6%
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	59,160,761
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,932,422

		73,093,183

	Transportation Services – 0.4%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	7,194,555
13,030,788	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015(e)	12,379,249
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)	5,593,148
7,499,990	Atlas Air Pass Through Trust, Series 1999-1, Class A- 1, 7.200%, 7/02/2020	7,143,741
167,630	Atlas Air Pass Through Trust, Series 1999-1, Class A- 2, 6.880%, 1/02/2011	162,601
9,780,328	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(e)	8,411,082
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)	3,748,152
4,424,401	Atlas Air Pass Through Trust, Series 2000-1, Class B, 10.128%, 7/02/2017(e)	4,335,913
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,274,995

		53,243,436

	Treasuries – 14.7%
26,685,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	26,796,646
43,965,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	44,170,609
320,680,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	324,550,220
130,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	136,165,626
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	182,304,335
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	27,974,145
75,385,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	79,732,356
4,104,215	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	2,666,849

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
1,350,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	$1,067,430
26,550,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	19,887,266
112,100,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	112,971,082
37,675,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	35,953,953
6,250,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	6,047,425
76,500,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	72,188,579
22,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	18,220,182
151,035,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	124,010,900
457,420,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	82,440,410
221,050,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	41,020,619
366,200,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	63,594,933
1,180,775,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	220,680,606
337,510,000	U.S. Treasury Bond, 4.250%, 11/15/2040	332,025,462

		1,954,469,633

	Utility Other – 0.0%
3,300,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	3,721,971

	Wireless – 1.2%
42,310,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	41,569,575
30,755,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	30,793,444
3,628,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	3,637,070
21,186,000	Sprint Capital Corp., 6.875%, 11/15/2028	18,537,750
29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	28,886,350
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,322,600
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	10,927,321
13,320,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	14,319,000

		154,993,110

	Wirelines – 3.2%
8,900,000	AT&T Corp., 6.500%, 3/15/2029	9,285,993

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$5,650,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	$5,367,500
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,670,534
8,445,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	9,659,643
33,640,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	34,339,663
2,715,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	2,773,609
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	276,500
155,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	153,837
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,819,715
35,260,000	Frontier Communications Corp., 7.875%, 1/15/2027	33,849,600
10,555,000	GTE Corp., 6.940%, 4/15/2028	11,916,616
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,881,364
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,480,723
32,435,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	29,840,200
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	12,912,425
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	16,212,487
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	39,700,100
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,338,370
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	32,718,950
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,516,450
3,075,000	Qwest Corp., 7.200%, 11/10/2026	2,998,125
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,198,950
2,288,000	Qwest Corp., 7.500%, 6/15/2023	2,270,840
5,470,000	SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	5,716,150
23,000,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	19,085,883
19,635,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	16,852,662
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	33,545,568
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	19,071,407

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$11,680,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	$10,283,049
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,627,071
6,835,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	7,669,800
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	4,872,677

		426,906,461

	Total Non-Convertible Bonds (Identified Cost $9,756,200,381)	10,451,595,981

Convertible Bonds – 8.7%
	Airlines – 0.1%
10,950,000	AMR Corp., 6.250%, 10/15/2014	12,400,875
1,255,000	UAL Corp., 4.500%, 6/30/2021	1,276,963

		13,677,838

	Automotive – 1.9%
2,020,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	2,214,425
121,370,000	Ford Motor Co., 4.250%, 11/15/2016	242,588,287
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	11,294,100

		256,096,812

	Diversified Manufacturing – 0.3%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	30,761,063
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	15,869,741

		46,630,804

	Electric – 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	2,524,500

	Healthcare – 0.5%
19,215,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	17,990,044
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	14,496,037
190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	189,763
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,400,825
5,445,000	Omnicare, Inc., 3.250%, 12/15/2035	4,995,787
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	22,851,925

		62,924,381

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 0.0%
$2,110,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$1,643,163
4,120,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,677,100

		5,320,263

	Lodging – 0.2%
26,513,000	Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	26,247,870

	Media Non-Cable – 0.0%
7,702,608	Liberty Media LLC, 3.500%, 1/15/2031	4,169,036

	Metals & Mining – 0.2%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,267,500
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	21,863,800

		23,131,300

	Non-Captive Diversified – 0.3%
44,035,000	iStar Financial, Inc., 0.790%, 10/01/2012(b)	39,191,150

	Pharmaceuticals – 1.2%
635,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	1,013,619
41,680,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	63,249,400
2,240,000	Kendle International, Inc., 3.375%, 7/15/2012	2,083,200
24,461,000	Nektar Therapeutics, 3.250%, 9/28/2012	24,583,305
28,222,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	63,217,280

		154,146,804

	REITs - Warehouse/Industrials – 0.2%
19,445,000	ProLogis, 3.250%, 3/15/2015	21,535,338

	Technology – 2.8%
8,710,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	8,775,325
220,000	Ciena Corp., 0.250%, 5/01/2013	201,300
31,010,000	Ciena Corp., 0.875%, 6/15/2017	25,428,200
5,535,000	Ciena Corp., 3.750%, 10/15/2018, 144A	6,904,913
6,075,000	Ciena Corp., 4.000%, 3/15/2015	7,608,937
11,463,000	Intel Corp., 2.950%, 12/15/2035	11,420,014

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$220,000,000	Intel Corp., 3.250%, 8/01/2039	$263,725,000
9,197,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	8,748,646
15,555,000	Micron Technology, Inc., 1.875%, 6/01/2014	14,699,475
745,000	Nortel Networks Corp., 1.750%, 4/15/2012(d)	599,725
30,767,000	Nortel Networks Corp., 2.125%, 4/15/2014(d)	24,767,435

		372,878,970

	Textile – 0.0%
85,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	82,450

	Wirelines – 1.0%
34,645,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	32,912,750
9,009,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	8,986,478
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	6,472,500
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	50,965,687
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	31,003,537

		130,340,952

	Total Convertible Bonds (Identified Cost $ 900,302,938)	1,158,898,468

Municipals – 1.0%
	California – 0.3%
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	3,187,214
1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,191,916
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	4,530,816
14,415,000	State of California, 4.500%, 10/01/2029	12,297,292
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,564,265
4,075,000	State of California, 4.500%, 8/01/2030	3,466,440
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	1,947,154
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	10,575,140

		40,760,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	District of Columbia – 0.0%
$3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	$3,736,233

	Illinois – 0.0%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,461,489

	Michigan – 0.1%
12,700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	9,040,622

	Virginia – 0.6%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	80,543,417

	Total Municipals (Identified Cost $190,368,941)	135,541,998

	Total Bonds and Notes (Identified Cost $10,846,872,260)	11,746,036,447

Bank Loans – 0.4%
	Electric – 0.0%
4,980,780	Texas Competitive Electric Holdings Company, LLC, Term Loan B2, 3.764%, 10/10/2014(g)	3,847,653

	Media Non-Cable – 0.2%
1,922,556	Dex Media West, LLC, New Term Loan, 7.000%, 10/24/2014(g)	1,738,548
25,732,821	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	17,545,152

		19,283,700

	Oil Field Services – 0.0%
2,485,000	Dresser, Inc., 2nd Lien Term Loan, 6.034%, 5/04/2015(g)	2,479,408
1,220,433	Dresser, Inc., Term Loan, 2.534%, 5/04/2014(g)	1,216,625

		3,696,033

	Wireless – 0.1%
8,511,351	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(g)(h)	8,552,376

	Wirelines – 0.1%
3,975,879	FairPoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	2,763,236
12,057,742	FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	8,530,852
5,395,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.539%, 3/13/2014(g)	5,096,602

		16,390,690

	Total Bank Loans (Identified Cost $64,091,124)	51,770,452

Shares	Description	Value (†)
Common Stocks – 5.3%
	Biotechnology – 0.2%
867,059	Vertex Pharmaceuticals, Inc.(e)	$30,373,077

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(e)	14,142,139
128,014	Smurfit-Stone Container Corp.(e)	3,277,158

		17,419,297

	Electric Utilities – 0.1%
282,500	Duke Energy Corp.	5,031,325

	Electronic Equipment, Instruments & Components – 0.0%
41,343	Corning, Inc.	798,747

	Food Products – 0.4%
2,309,175	ConAgra Foods, Inc.	52,141,171

	Household Durables – 0.1%
477,725	KB Home	6,444,510
549,450	Lennar Corp., Class A	10,302,188

		16,746,698

	Media – 0.0%
4,701	Dex One Corp.(e)	35,069
56,625	SuperMedia, Inc.(e)	493,204

		528,273

	Oil, Gas & Consumable Fuels – 0.2%
846,398	Chesapeake Energy Corp.	21,930,172
216,429	Repsol YPF SA, Sponsored ADR	6,047,026
141,249	Spectra Energy Corp.	3,529,813

		31,507,011

	Pharmaceuticals – 1.7%
7,978,200	Bristol-Myers Squibb Co.	211,262,736
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	119,273
459,757	Valeant Pharmaceuticals International, Inc.	13,006,526

		224,388,535

	REITs - Apartments – 0.4%
290,904	Apartment Investment & Management Co., Class A	7,516,959
889,730	Associated Estates Realty Corp.	13,603,972
460,000	Equity Residential	23,897,000

		45,017,931

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	12,253,089

	REITs - Shopping Centers – 0.0%
201,557	Developers Diversified Realty Corp.	2,839,938

	Semiconductors & Semiconductor Equipment – 1.9%
11,932,326	Intel Corp.	250,936,816

	Wireless – 0.1%
283,397	Hawaiian Telcom Holdco, Inc.(e)	7,935,116

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $647,274,087)	697,917,024

Preferred Stocks – 3.4%
Convertible Preferred Stocks – 2.5%
	Automotive – 1.5%
3,119,902	Ford Motor Co. Capital Trust II, 6.500%(e)	$161,798,118
825,450	General Motors Co., Series B, 4.750%	44,665,099

		206,463,217

	Capital Markets – 0.1%
186,526	Newell Financial Trust I, 5.250%	7,834,092

	Commercial Banks – 0.1%
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	8,537,693

	Diversified Financial Services – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	18,241,762
203,258	Sovereign Capital Trust IV, 4.375%	8,333,578

		26,575,340

	Electric Utilities – 0.2%
380,577	AES Trust III, 6.750%	18,648,273
107,725	CMS Energy Trust I, 7.750%(c)(i)	4,309,000

		22,957,273

	Machinery – 0.1%
229,491	United Rentals Trust I, 6.500%	9,825,084

	Oil, Gas & Consumable Fuels – 0.1%
52,020	Chesapeake Energy Corp., 4.500%	4,575,159
212,023	El Paso Energy Capital Trust I, 4.750%	8,241,334

		12,816,493

	REITs - Hotels – 0.0%
42,700	FelCor Lodging Trust, Inc., Series A, 7.800%(e)	1,061,095

	Semiconductors & Semiconductor Equipment – 0.2%
39,920	Lucent Technologies Capital Trust I, 7.750%	35,369,120

	Total Convertible Preferred Stocks (Identified Cost $287,535,988)	331,439,407

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.9%
	Banking – 0.3%
36,916	Ally Financial, Inc., Series G, 7.000%, 144A	$34,889,083

	Diversified Financial Services – 0.2%
35,000	Bank of America Corp., 6.375%	769,650
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	22,814,298

		23,583,948

	Electric Utilities – 0.0%
393	Entergy New Orleans, Inc., 4.750%	33,417

	Household Durables – 0.0%
116,411	Hovnanian Enterprises, Inc., 7.625%(e)	671,692

	Oil, Gas & Consumable Fuels – 0.1%
99,800	SandRidge Energy, Inc., 8.500%	11,933,086

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,588,020

	REITs - Warehouse/Industrials – 0.0%
116,192	ProLogis, Series C, 8.540%	6,332,464

	Software – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	26,715,000

	Thrifts & Mortgage Finance – 0.1%
389,800	Countrywide Capital IV, 6.750%	9,238,260

	Total Non-Convertible Preferred Stocks (Identified Cost $79,561,323)	114,984,970

	Total Preferred Stocks (Identified Cost $367,097,311)	446,424,377

Closed End Investment Companies – 0.2%
392,579	Dreyfus High Yield Strategies Fund	1,735,199
88,955	DWS High Income Trust	835,287
860,000	Highland Credit Strategies Fund	6,518,800
104,115	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,093,208
2,042,648	Western Asset High Income Opportunity Fund, Inc.	12,419,300
1,157,524	Western Asset Managed High Income Fund, Inc.	7,084,047

	Total Closed End Investment Companies (Identified Cost $35,971,891)	29,685,841

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.0%
$1,456,644	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2010 at 0.000% to be repurchased at $1,456,644 on 1/03/2011 collateralized by $1,435,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $1,489,588 including accrued interest(j)	$1,456,644
136,676,266	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $136,676,266 on 1/03/2011 collateralized by $70,950,000 Federal Home Loan Mortgage Corp., 4.500% due 1/15/2014 valued at $79,197,938; $59,695,000 Federal National Mortgage Association, 1.875% due 1/21/2014 valued at $60,217,331 including accrued interest(j)	136,676,266

	Total Short-Term Investments (Identified Cost $138,132,910)	138,132,910

	Total Investments – 98.6% (Identified Cost $12,099,439,583)(a)	13,109,967,051
	Other assets less liabilities – 1.4%	188,987,797

	Net Assets – 100.0%	$13,298,954,848

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $12,131,419,761 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,435,249,063
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(456,701,773)

Net unrealized appreciation	$978,547,290

At September 30, 2010, the Fund had a capital loss carryforward of $575,613,327 of which $45,672,245 expires on September 30, 2017 and $529,941,082 expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were 126,545,807. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Variable rate security. Rate as of December 31, 2010 is disclosed.
(c)	Illiquid security. At December 31, 2010, the value of these securities amounted to $393,859,594 or 3.0% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2010.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Fair valued security by the Fund’s investment adviser. At December 31, 2010 the value of this security amounted to $4,309,000 or 0.0% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $1,408,671,552 or 10.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$2,229,511	$641,259,378	$—	$643,488,889
Retailers	—	135,649,327	10,475,400	146,124,727
All Other Non-Convertible Bonds*	—	9,661,982,365	—	9,661,982,365

Total Non-Convertible Bonds	2,229,511	10,438,891,070	10,475,400	10,451,595,981

Convertible Bonds*	—	1,158,898,468	—	1,158,898,468
Municipals*	—	135,541,998	—	135,541,998

Total Bonds and Notes	2,229,511	11,733,331,536	10,475,400	11,746,036,447

Bank Loans*	—	51,770,452	—	51,770,452
Common Stocks*	697,917,024	—	—	697,917,024
Preferred Stocks
Convertible Preferred Stocks
Automotive	206,463,217	—	—	206,463,217
Capital Markets	—	7,834,092	—	7,834,092
Commercial Banks	8,537,693	—	—	8,537,693
Diversified Financial Services	18,241,762	8,333,578	—	26,575,340
Electric Utilities	18,648,273	—	4,309,000	22,957,273
Machinery	—	9,825,084	—	9,825,084
Oil, Gas & Consumable Fuels	12,816,493	—	—	12,816,493
REITs - Hotels	1,061,095	—	—	1,061,095
Semiconductors & Semiconductor Equipment	35,369,120	—	—	35,369,120

Total Convertible Preferred Stocks	301,137,653	25,992,754	4,309,000	331,439,407

Non-Convertible Preferred Stocks*	51,759,450	63,225,520	—	114,984,970

Total Preferred Stocks	352,897,103	89,218,274	4,309,000	446,424,377

Closed End Investment Companies*	29,685,841	—	—	29,685,841
Short-Term Investments	—	138,132,910	—	138,132,910

Total	$1,082,729,479	$12,012,453,172	$14,784,400	$13,109,967,051

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$34,976,018	$—	$—	$—	$—	$—	$(34,976,018)	$—
Retailers	—	6,207	—	789,718	—	9,679,475	—	10,475,400
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	3,770,375	—	—	538,625	—	—	—	4,309,000

Total	$38,746,393	$6,207	$—	$1,328,343	$—	$9,679,475	$(34,976,018)	$14,784,400

A debt security valued at $34,976,018 was transferred from Level 3 to Level 2 during the period ended December 31, 2010. At September 30, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund; at December 31, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund.

A debt security valued at $9,679,475 was transferred from Level 2 to Level 3 during the period ended December 31, 2010. At September 30, 2010, this security was valued on the basis of an evaluated bid furnished to the Fund by a pricing service where inputs are observable to the Fund; at December 31, 2010, this security was valued using a broker-dealer bid quotation based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2010 (Unaudited)

Treasuries	14.7%
Non-Captive Diversified	8.8
Banking	6.4
Automotive	5.7
Technology	5.0
Non-Captive Consumer	4.8
Wirelines	4.3
Sovereigns	4.3
Electric	3.5
Pharmaceuticals	3.2
Healthcare	2.9
Airlines	2.4
Pipelines	2.2
Semiconductors & Semiconductor Equipment	2.1
Other Investments, less than 2% each	27.3
Short-Term Investments	1.0

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure at December 31, 2010 (Unaudited)

United States Dollar	71.3%
Canadian Dollar	7.4
New Zealand Dollar	4.2
Norwegian Krone	3.1
Euro	2.8
Other, less than 2% each	9.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2010 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets
	Aerospace & Defense – 2.9%
296,205	Honeywell International, Inc.	$15,746,258
300,869	Northrop Grumman Corp.	19,490,294

		35,236,552

	Auto Components – 1.7%
549,073	Goodyear Tire & Rubber Co. (The)(b)	6,506,515
352,986	Johnson Controls, Inc.	13,484,065

		19,990,580

	Automobiles – 0.7%
214,480	General Motors Co.(b)	7,905,733

	Beverages – 2.8%
616,981	Coca-Cola Enterprises, Inc.	15,443,035
280,413	PepsiCo, Inc.	18,319,381

		33,762,416

	Biotechnology – 1.0%
212,609	Amgen, Inc.(b)	11,672,234

	Capital Markets – 5.8%
348,218	Ameriprise Financial, Inc.	20,039,946
469,083	Bank of New York Mellon Corp.	14,166,307
468,442	Legg Mason, Inc.	16,990,391
413,848	State Street Corp.	19,177,716

		70,374,360

	Chemicals – 1.5%
197,253	Air Products & Chemicals, Inc.	17,940,160

	Commercial Banks – 5.9%
879,475	Fifth Third Bancorp	12,910,693
325,644	PNC Financial Services Group, Inc.	19,773,104
533,181	U.S. Bancorp	14,379,892
760,448	Wells Fargo & Co.	23,566,283

		70,629,972

	Communications Equipment – 1.3%
753,940	Cisco Systems, Inc.(b)	15,252,206

	Computers & Peripherals – 0.7%
203,983	Hewlett-Packard Co.	8,587,684

	Construction & Engineering – 0.8%
291,616	Foster Wheeler AG(b)	10,066,584

	Construction Materials – 0.7%
177,201	Vulcan Materials Co.	7,860,636

	Consumer Finance – 1.2%
811,364	Discover Financial Services	15,034,575

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 1.1%
433,244	Owens-Illinois, Inc.(b)	$13,300,591

	Diversified Financial Services – 6.1%
1,704,885	Bank of America Corp.	22,743,166
4,035,033	Citigroup, Inc.(b)	19,085,706
744,173	JPMorgan Chase & Co.	31,567,819

		73,396,691

	Diversified Telecommunication Services – 3.0%
685,135	AT&T, Inc.	20,129,266
342,340	CenturyLink, Inc.	15,805,838

		35,935,104

	Electric Utilities – 1.1%
493,273	PPL Corp.	12,982,945

	Electrical Equipment – 0.8%
443,695	ABB Ltd., Sponosored ADR(b)	9,960,953

	Energy Equipment & Services – 2.2%
315,521	Schlumberger Ltd.	26,346,004

	Food & Staples Retailing – 1.3%
445,785	CVS Caremark Corp.	15,499,944

	Food Products – 2.1%
553,413	ConAgra Foods, Inc.	12,496,065
253,821	Kellogg Co.	12,965,177

		25,461,242

	Health Care Equipment & Supplies – 3.8%
256,182	Alere, Inc.(b)	9,376,261
418,808	Covidien PLC	19,122,774
456,814	Medtronic, Inc.	16,943,231

		45,442,266

	Health Care Providers & Services – 1.4%
469,814	UnitedHealth Group, Inc.	16,964,984

	Household Durables – 1.9%
243,499	Harman International Industries, Inc.(b)	11,274,004
172,227	Stanley Black & Decker, Inc.	11,516,819

		22,790,823

	Household Products – 1.2%
230,660	Procter & Gamble Co. (The)	14,838,358

	Independent Power Producers & Energy Traders – 1.1%
981,230	Calpine Corp.(b)	13,089,608

	Industrial Conglomerates – 4.2%
1,757,661	General Electric Co.	32,147,619
145,459	Siemens AG, Sponsored ADR	18,073,281

		50,220,900

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 3.4%
306,982	MetLife, Inc.	$13,642,280
259,958	Travelers Cos., Inc. (The)	14,482,260
537,277	Unum Group	13,012,849

		41,137,389

	Internet Software & Services – 1.9%
391,497	AOL, Inc.(b)	9,282,394
509,458	eBay, Inc.(b)	14,178,216

		23,460,610

	Media – 5.7%
636,066	CBS Corp., Class B	12,117,057
1,050,476	Comcast Corp., Class A	23,078,958
232,750	DIRECTV, Class A(b)	9,293,707
289,860	Omnicom Group, Inc.	13,275,588
291,616	Viacom, Inc., Class B	11,550,910

		69,316,220

	Multi Utilities – 1.1%
402,226	Public Service Enterprise Group, Inc.	12,794,809

	Oil, Gas & Consumable Fuels – 10.4%
195,748	Chevron Corp.	17,862,005
314,078	CONSOL Energy, Inc.	15,308,162
1,481,753	El Paso Corp.	20,388,921
409,608	ExxonMobil Corp.	29,950,537
283,813	Hess Corp.	21,723,047
383,720	Total SA, Sponsored ADR	20,521,346

		125,754,018

	Personal Products – 0.9%
133,769	Estee Lauder Cos., Inc. (The), Class A	10,795,158
	Pharmaceuticals – 5.4%
533,877	Bristol-Myers Squibb Co.	14,137,063
482,794	Merck & Co., Inc.	17,399,896
996,949	Pfizer, Inc.	17,456,577
500,324	Sanofi-Aventis SA, Sponsored ADR	16,125,442

		65,118,978

	REITs – 1.2%
770,160	Weyerhaeuser Co.	14,579,129

	Road & Rail – 1.1%
212,386	Norfolk Southern Corp.	13,342,089

	Semiconductors & Semiconductor Equipment – 1.4%
1,208,769	Applied Materials, Inc.	16,983,204

	Software – 2.1%
798,042	Oracle Corp.	24,978,715

	Specialty Retail – 2.0%
512,586	Gap, Inc. (The)	11,348,654

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
520,807	Lowe’s Cos., Inc.	$13,061,840

		24,410,494

	Wireless Telecommunication Services – 1.5%
703,714	Vodafone Group PLC, Sponsored ADR	18,599,161

	Total Common Stocks (Identified Cost $1,011,689,429)	1,161,814,079

Principal Amount	Description	Value (†)
Short-Term Investments – 3.4%
$41,436,627	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $41,436,627 on 1/03/2011 collateralized by $42,480,000 Federal National Mortgage Association, 2.000% due 9/21/2015 valued at $42,267,600 including accrued interest(c) (Identified Cost $41,436,627)	41,436,627
	Total Investments – 99.8% (Identified Cost $1,053,126,056)(a)	1,203,250,706
	Other assets less liabilities – 0.2%	1,944,620

	Net Assets – 100.0%	$1,205,195,326

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2010, the net unrealized appreciation on investments based on a cost of $1,053,126,056 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$157,804,130
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,679,480)

Net unrealized appreciation	$150,124,650

At September 30, 2010, the Fund had a capital loss carryforward of $80,952,435 of which $26,840,015 expires on September 30, 2017 and $54,112,420 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,161,814,079	$—	$—	$1,161,814,079
Short-Term Investments	—	41,436,627	—	41,436,627

Total	$1,161,814,079	$41,436,627	$—	$1,203,250,706

*	Major categories of the Fund’s investments are included above.

Industry Summary at December 31, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	10.4%
Diversified Financial Services	6.1
Commercial Banks	5.9
Capital Markets	5.8
Media	5.7
Pharmaceuticals	5.4
Industrial Conglomerates	4.2
Health Care Equipment & Supplies	3.8
Insurance	3.4
Diversified Telecommunication Services	3.0
Aerospace & Defense	2.9
Beverages	2.8
Energy Equipment & Services	2.2
Food Products	2.1
Software	2.1
Specialty Retail	2.0
Other Investments, less than 2% each	28.6
Short-Term Investments	3.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)	(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)	(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	February 23, 2011

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	February 23, 2011